UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22509

LoCorr Investment Trust
 (Exact name of registrant as specified in charter)

687 Excelsior Blvd,
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
 (Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 17.82%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	2.36%	$1,127,854	$1,108,761
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	2.36%	1,151,755	1,128,152
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.51%	168,468	164,415
Atlantic City Electric Transition Funding LLC, 2003-1 A3	10/20/2020	5.05%	78,429	78,427
BA Credit Card Trust, 2018-A3 A3	12/15/2023	3.10%	2,525,000	2,522,119
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	4,500,000	4,421,721
Barclays Dryrock Issuance Trust
Series 2014-3 A	07/15/2022	2.41%	2,141,000	2,132,200
Series 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.46%	3,225,000	3,229,021
Cabela's Credit Card Master Note Trust
Series 2016-1 A1	06/15/2022	1.78%	4,205,000	4,173,543
Series 2014-2 A (1 Month LIBOR USD + 0.450%) (c)	07/15/2022	2.61%	1,004,000	1,006,100
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	1,100,000	1,098,352
Citibank Credit Card Issuance Trust
Series 2016-A2	11/20/2023	2.19%	4,730,000	4,585,774
Series 2018-A3	05/23/2025	3.29%	3,500,000	3,497,346
Colony American Homes
Series 2015-C1 (1 Month LIBOR USD + 1.950%) (a)(c)	07/17/2032	4.08%	1,940,000	1,944,768
Series 2015-A1 (1 Month LIBOR USD + 1.200%) (a)(c)	07/19/2032	3.33%	3,730,474	3,735,092
Colony Starwood Homes, 2016-A1 (1 Month LIBOR USD + 1.500%) (a)(c)	07/19/2033	3.66%	2,183,493	2,192,632
Conn's Receivables Funding LLC
Series 2017-B A (a)	07/15/2020	2.73%	766,596	766,494
Series 2018-A A (a)	07/17/2023	3.25%	2,464,197	2,464,152
Consumers Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	642,151	636,900
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.51%	1,975,000	1,978,531
FDIC Guaranteed Notes Trust, 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	2.80%	360,084	357,370
Ford Credit Auto Owner Trust, 2016-1 A (a)	08/15/2027	2.31%	2,350,000	2,299,690
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	2,592,211	2,591,087
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	3.01%	1,601,031	1,605,030
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	3.06%	2,774,926	2,776,664
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	3.16%	3,037,178	3,055,519
Mercedes-Benz Auto Receivables Trust, 2018-1 A3	01/17/2023	3.03%	3,125,000	3,121,244
NCUA Guaranteed Notes Trust
Series 2011-R2 1A (1 Month LIBOR USD + 0.400%) (c)	02/06/2020	2.52%	1,493,665	1,495,910
Series 2011-R3 1A (1 Month LIBOR USD + 0.400%) (c)	04/09/2020	2.54%	1,014,105	1,015,538
Series 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.53%	112,092	112,438
NRZ Advance Receivables Trust Advance Receivables Backed, 2016-T3 AT3 (a)	10/16/2051	2.83%	3,210,000	3,121,535
Ocwen Master Advance Receivables Trust, 2016-T2 AT2 (a)	08/16/2049	2.72%	3,190,000	3,174,050
OneMain Financial Issuance Trust, 2015-2A B (a)	07/18/2025	3.10%	2,020,000	2,020,145
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	3,279,465	3,161,499
Prosper Marketplace Issuance Trust, 2018-1A A (a)	06/17/2024	3.11%	2,882,333	2,882,299
Santander Retail Auto Lease Trust, 2018-A A2A (a)	10/20/2020	2.71%	3,811,679	3,806,721
SMB Private Education Loan Trust
Series 2017-A A1 (1 Month LIBOR USD + 0.450%) (a)(c)	06/17/2024	2.61%	995,085	995,647
Series 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	2.43%	2,050,000	2,050,000
SoFi Professional Loan Program LLC
Series 2015-C A2 (a)	08/25/2033	2.51%	1,389,427	1,360,693
Series 2016-A A2 (a)	12/26/2036	2.76%	3,619,317	3,560,325
Series 2017-C A2A (a)	07/25/2040	1.75%	2,193,746	2,174,907
SPS Servicer Advance Receivables Trust, 2016-T1 AT1 (a)	11/16/2048	2.53%	3,300,000	3,302,402
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	2,935,000	2,935,000
Synchrony Credit Card Master Note Trust, 2018-1 A	03/15/2024	2.97%	3,100,000	3,079,420
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	1,958,925	1,950,627
Series 2016-PT1 A (a)	06/15/2022	1.93%	1,839,645	1,821,066
Tesla Auto Lease Trust, 2018-A A (a)	12/20/2019	2.32%	3,416,037	3,406,756
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	2,840,000	2,725,335
Verizon Owner Trust, 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.43%	4,525,000	4,527,491
Volkswagen Auto Loan Enhanced Trust, 2018-1 A2A	07/20/2021	2.81%	2,375,000	2,372,957
TOTAL ASSET BACKED SECURITIES (Cost $116,320,194)				115,723,865

CORPORATE BONDS: 29.21%
Finance and Insurance: 13.95%
Aflac, Inc.	03/16/2020	2.40%	2,835,000	2,808,338
American Express Co.	12/02/2022	2.65%	2,000,000	1,925,915
American Honda Finance Corp.	02/12/2021	2.65%	2,020,000	1,996,404
American International Group, Inc.	08/15/2020	3.38%	1,365,000	1,365,839
Bank of America Corp.	04/21/2020	2.25%	6,155,000	6,076,339
Bank of America Corp.	01/11/2023	3.30%	1,650,000	1,627,092
Bank of New York Mellon Corp.	02/07/2022	2.60%	1,000,000	975,193
BB&T Corp.	01/15/2020	2.45%	1,260,000	1,250,487
Capital One Financial Corp.	05/12/2020	2.50%	1,700,000	1,679,578
Charles Schwab Corp.	01/25/2023	2.65%	1,905,000	1,843,411
Chubb INA Holdings, Inc.	11/03/2020	2.30%	2,500,000	2,454,525
Citigroup, Inc.	10/26/2020	2.65%	2,175,000	2,146,725
Citigroup, Inc.	01/14/2022	4.50%	3,315,000	3,408,743
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	2,000,000	1,961,514
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	3,180,000	3,161,922
Fifth Third Bancorp	07/27/2020	2.88%	1,965,000	1,952,503
General Motors Financial Co., Inc.	05/09/2023	3.70%	2,375,000	2,320,554
Goldman Sachs Group Inc.	01/22/2023	3.63%	2,140,000	2,132,026
Goldman Sachs Group, Inc.	02/25/2021	2.88%	1,690,000	1,667,445
Goldman Sachs Group, Inc.	02/23/2023	3.20%	1,885,000	1,843,711
Hartford Financial Services Group, Inc.	03/30/2020	5.50%	1,685,000	1,735,780
HSBC Holdings PLC (b)	04/05/2021	5.10%	2,390,000	2,483,731
John Deere Capital Corp.	01/08/2021	2.55%	1,495,000	1,474,631
JP Morgan Chase & Co.	09/23/2022	3.25%	1,565,000	1,551,163
JP Morgan Chase & Co.	01/25/2023	3.20%	5,705,000	5,623,205
Lazard Group LLC	11/14/2020	4.25%	743,000	754,337
Lincoln National Corp.	09/01/2023	4.00%	1,500,000	1,516,938
Metropolitan Life Global Funding (a)	04/14/2020	2.00%	2,000,000	1,966,147
Morgan Stanley	07/24/2020	5.50%	5,455,000	5,659,726
Morgan Stanley	01/23/2023	3.13%	2,115,000	2,062,409
PNC Bank NA	01/22/2021	2.50%	2,430,000	2,386,729
Prudential Financial, Inc.	11/15/2020	4.50%	2,000,000	2,049,747
State Street Corp.	08/18/2020	2.55%	1,410,000	1,399,134
SunTrust Banks, Inc.	03/03/2021	2.90%	2,500,000	2,471,369
Trinity Acquisition PLC (b)	09/15/2021	3.50%	1,915,000	1,898,981
UnitedHealth Group, Inc.	10/15/2020	3.88%	1,435,000	1,455,018
Unum Group	05/15/2021	3.00%	1,820,000	1,790,591
Wells Fargo & Co.	07/22/2020	2.60%	2,725,000	2,697,969
Wells Fargo & Co.	02/13/2023	3.45%	3,685,000	3,619,731
Westpac Banking Corp. (b)	05/15/2023	3.65%	1,385,000	1,386,131
				90,581,731
Information: 3.95%
21st Century Fox America, Inc.	02/15/2021	4.50%	2,500,000	2,570,670
America Movil SAB de CV (b)	03/30/2020	5.00%	1,880,000	1,925,496
AT&T, Inc.	02/15/2021	4.60%	1,750,000	1,791,880
AT&T, Inc.	02/17/2021	2.80%	4,290,000	4,226,819
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	1,955,000	1,956,104
Discovery Communications LLC	04/01/2023	3.25%	2,150,000	2,072,869
Microsoft Corp.	02/06/2022	2.40%	2,835,000	2,769,350
Oracle Corp.	10/15/2022	2.50%	1,825,000	1,770,748
Verizon Communications, Inc.	03/15/2021	3.45%	2,200,000	2,208,740
Visa, Inc.	12/14/2022	2.80%	1,800,000	1,764,277
Vodafone Group PLC (b)	03/16/2021	4.38%	2,515,000	2,572,240
				25,629,193
Manufacturing: 6.43%
Abbott Laboratories	11/30/2021	2.90%	2,270,000	2,241,622
AbbVie, Inc.	05/14/2020	2.50%	1,845,000	1,824,323
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (b)	02/01/2022	3.95%	2,500,000	2,493,069
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	2,335,000	2,301,096
Apple, Inc.	02/23/2021	2.25%	1,540,000	1,512,557
Apple, Inc.	05/03/2023	2.40%	2,450,000	2,355,473
Archer-Daniels-Midland Co.	03/01/2021	4.48%	2,000,000	2,057,934
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	1,435,000	1,430,519
Caterpillar, Inc.	06/26/2022	2.60%	1,840,000	1,791,488
Celgene Corp.	02/20/2023	3.25%	2,480,000	2,431,916
Chevron Corp.	03/03/2020	1.96%	1,280,000	1,263,560
Daimler Finance North America LLC (a)	05/04/2023	3.70%	2,240,000	2,229,776

Eastman Chemical Co.	01/15/2020	2.70%	2,000,000	1,989,460
General Electric Co.	01/07/2021	4.63%	1,345,000	1,385,779
Heineken NV (a)(b)	04/01/2022	3.40%	1,425,000	1,420,881
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	1,415,000	1,447,885
Kraft Heinz Foods Co.	07/02/2020	2.80%	2,135,000	2,116,783
L3 Technologies, Inc.	02/15/2021	4.95%	2,525,000	2,596,985
Newell Brands, Inc.	04/01/2021	3.15%	1,905,000	1,874,455
Packaging Corp. of America	12/15/2020	2.45%	1,630,000	1,598,310
Reynolds American, Inc.	06/12/2020	3.25%	2,330,000	2,325,242
Rockwell Collins, Inc.	07/15/2019	1.95%	1,085,000	1,077,685
				41,766,798
Mining, Quarrying, and Oil and Gas Extraction: 1.19%
Enterprise Products Operating LLC	02/15/2021	2.80%	2,115,000	2,087,948
Occidental Petroleum Corp.	02/01/2021	4.10%	1,765,000	1,795,954
Schlumberger Holdings Corp. (a)	12/21/2020	3.00%	1,995,000	1,980,855
Total Capital International SA (b)	06/19/2021	2.75%	1,915,000	1,895,061
				7,759,818
Professional, Scientific, and Technical Services: 0.34%
Biogen, Inc.	09/15/2020	2.90%	2,250,000	2,238,346

Real Estate and Rental and Leasing: 0.49%
Air Lease Corp.	06/01/2021	3.38%	2,150,000	2,136,165
Toyota Motor Credit Corp.	04/17/2020	1.95%	1,030,000	1,014,445
				3,150,610
Retail Trade: 1.59%
Amazon.com, Inc.	02/22/2023	2.40%	1,385,000	1,332,525
BMW U.S. Capital LLC (a)	04/12/2021	3.10%	3,245,000	3,223,758
BP Capital Markets PLC (b)	01/15/2020	2.52%	1,905,000	1,894,097
BP Capital Markets PLC (b)	03/11/2021	4.74%	1,000,000	1,033,562
CVS Health Corp.	07/20/2020	2.80%	1,455,000	1,441,491
Hyundai Capital America (a)	03/18/2021	3.00%	1,425,000	1,392,293
				10,317,726
Utilities: 1.00%
Berkshire Hathaway Energy Co.	01/15/2021	2.38%	2,345,000	2,307,122
Exelon Generation Co., LLC	01/15/2020	2.95%	2,135,000	2,129,079
Sempra Energy	02/01/2023	2.90%	2,120,000	2,046,224
				6,482,425
Wholesale Trade: 0.27%
Sysco Corp.	10/01/2020	2.60%	1,760,000	1,738,074
TOTAL CORPORATE BONDS (Cost $192,199,336)				189,664,721

MORTGAGE BACKED SECURITIES: 13.58%
BX Trust, 2018-MCSF A (1 Month LIBOR USD + 0.577%) (a)(c)	04/16/2035	2.74%	3,285,000	3,272,693
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	3.16%	3,775,000	3,784,377
Commercial Mortgage Trust, 2012-CR4 A2	10/17/2045	1.80%	1,105,995	1,081,957
CSMC Trust
Series 2017-HL1 A3 (a)(d)	06/25/2047	3.50%	2,946,381	2,902,595
Series 2017-HL2 A3 (a)(d)	10/25/2047	3.50%	2,956,427	2,915,153
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.52%	2,966,596	2,986,834
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.37%	1,955,774	1,967,611
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	2.87%	1,931,113	1,933,791
Series 2018-C03 1M1 (1 Month LIBOR USD + 0.680%) (c)	10/25/2030	2.90%	1,496,277	1,498,860
Series 2018-C05 1M1 (1 Month LIBOR USD + 0.720%) (c)	01/27/2031	2.94%	3,789,765	3,796,614
Fannie Mae Pool	02/01/2021	3.50%	16,246	16,338
Fannie Mae Pool	08/01/2021	3.00%	67,228	66,467
Fannie Mae Pool	09/01/2021	3.00%	82,422	81,602
Fannie Mae Pool	11/01/2021	3.00%	169,208	168,083
Fannie Mae Pool	12/01/2025	3.50%	221,404	222,650
Fannie Mae Pool	09/01/2026	3.50%	199,720	200,844
Fannie Mae Pool	12/01/2027	2.50%	3,105,722	3,033,019
FHLMC Multifamily Structured Pass Through Certificates
Series K-709 A1	10/25/2018	1.56%	10	10
Series K-LH1 A (1 Month LIBOR USD + 0.700%) (c)	11/25/2022	2.81%	3,245,000	3,256,045
Series 3855 HE	02/15/2026	2.50%	6,861	6,804
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	2,673,997	2,629,737
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	2,635,434	2,642,970
FREMF Mortgage Trust, 2012-K708 B (a)(d)	02/25/2045	3.89%	3,250,000	3,252,621
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (1 Month LIBOR USD + 1.300%) (a)(c)	12/15/2034	3.61%	411,429	411,558
GS Mortgage Securities Corp. Trust, 2018-CHLL A (1 Month LIBOR USD + 0.750%) (a)(c)	02/17/2037	2.91%	3,830,000	3,830,015
GS Mortgage Securities Trust, 2010-C2 A1 (a)	12/10/2043	3.85%	97,351	98,133
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,658,509
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/17/2034	2.96%	4,195,000	4,196,315
Series 2010-C2 A3 (a)	11/15/2043	4.07%	4,575,114	4,626,927
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	1,068,704	1,054,725
Series 2017-1 A5 (a)(d)	01/25/2047	3.50%	2,965,618	2,947,025
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	3,385,901	3,333,213
Series 2018-4 A15 (a)(d)	10/25/2048	3.50%	1,415,453	1,405,636
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	2,709	2,703
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	2.86%	2,785,000	2,783,258
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	1,197,865	1,198,494
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	1,060,494	1,060,656
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	2,211,318	2,201,704
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	2,907,537	2,915,726
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	3,068,040	3,085,060
Series 2017-3A A1 (a)(d)	04/25/2057	4.00%	1,710,853	1,718,125
OBX Trust, 2018-EXP1 1A6 (a)(d)	04/25/2048	4.50%	1,516,910	1,534,847
Sequoia Mortgage Trust, 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	2,340,000	2,374,441
STACR Trust, 2018-DNA3 M1 (1 Month LIBOR USD + 0.750%) (c)	09/25/2048	2.88%	2,050,000	2,053,983
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	512	492
TOTAL MORTGAGE BACKED SECURITIES (Cost $89,398,261)				88,209,220

MUNICIPAL BOND: 0.01%
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	55,515	55,604
TOTAL MUNICIPAL BOND (Cost $56,482)				55,604

U.S. GOVERNMENT AGENCY ISSUES: 15.01%
Federal Farm Credit Banks	05/08/2020	1.55%	17,800,000	17,452,366
Federal Farm Credit Banks	10/26/2020	1.75%	3,800,000	3,716,556
Federal Farm Credit Banks	11/27/2020	1.90%	7,000,000	6,860,623
Federal Farm Credit Banks	04/05/2021	2.54%	19,410,000	19,237,756
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	10,900,295
Federal Home Loan Banks	06/11/2021	3.63%	7,000,000	7,132,678
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	5,969,942
Federal Home Loan Banks	06/09/2023	3.25%	12,000,000	12,126,612
Federal Home Loan Banks	09/08/2023	3.38%	6,000,000	6,093,462
Federal National Mortgage Association	04/13/2021	2.50%	4,555,000	4,508,676
Federal National Mortgage Association	09/12/2023	2.88%	3,545,000	3,515,048
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $98,518,922)				97,514,014

U.S. GOVERNMENT NOTES: 6.55%
United States Treasury Note	01/31/2020	1.38%	12,810,000	12,584,324
United States Treasury Note	10/31/2022	2.00%	7,660,000	7,385,916
United States Treasury Note	11/15/2022	1.63%	9,640,000	9,151,598
United States Treasury Note	08/31/2023	1.38%	5,000,000	4,641,211
United States Treasury Note	08/31/2023	2.75%	8,895,000	8,817,169
TOTAL U.S. GOVERNMENT NOTES (Cost $42,986,006)				42,580,218

SHORT TERM INVESTMENT: 4.78%
MONEY MARKET FUND: 4.78%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.97% (e)(f)			31,062,809	31,062,809
TOTAL MONEY MARKET FUND (Cost $31,062,809)				31,062,809
TOTAL SHORT TERM INVESTMENT (Cost $31,062,809)				31,062,809

TOTAL INVESTMENTS (Cost $570,542,010): 86.96%				564,810,451
Other Assets in Excess of Liabilities: 13.04% (g)				84,682,621
TOTAL NET ASSETS: 100.00%				$ 649,493,072

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities total $156,679,799 which represents 24.12% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(f)	All or a portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2018 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2018	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$ 51,552,915	DB	10/17/2018	AUD	$ 51,631,888	USD	$ 51,552,915	$ 78,973	$ –
3,737,917	BAML	12/21/2018	AUD	3,749,797	USD	3,737,917	11,880	–
12,242,331	DB	10/17/2018	BRL	12,342,217	USD	12,242,331	99,886	–
47,070,465	DB	10/17/2018	CAD	47,758,514	USD	47,070,465	688,049	–
960,433	BAML	12/21/2018	CAD	961,838	USD	960,433	1,405	–
38,254,868	DB	10/17/2018	CHF	37,756,666	USD	38,254,868	–	(498,202)
680,399	BAML	12/21/2018	CHF	665,882	USD	680,399	–	(14,517)
4,108,773	DB	10/17/2018	CLP	4,251,119	USD	4,108,773	142,346	–
810,391	DB	10/17/2018	COP	829,748	USD	810,391	19,357	–
4,768,556	DB	10/17/2018	EUR	4,755,923	NOK	4,768,556	–	(12,633)
628,081	DB	10/17/2018	EUR	627,922	PLN	628,081	–	(159)
14,875,425	DB	10/17/2018	EUR	14,860,807	SEK	14,875,425	–	(14,618)
74,729,151	DB	10/17/2018	EUR	74,641,252	USD	74,729,151	–	(87,899)
7,503,311	BAML	12/21/2018	EUR	7,475,169	USD	7,503,311	–	(28,142)
15,985,966	DB	10/17/2018	GBP	15,954,294	USD	15,985,966	–	(31,672)
12,605,693	BAML	12/21/2018	GBP	12,539,810	USD	12,605,693	–	(65,883)
372,465	DB	10/17/2018	ILS	366,243	USD	372,465	–	(6,222)
6,325,192	DB	10/17/2018	INR	6,275,385	USD	6,325,192	–	(49,807)
22,308,869	DB	10/17/2018	JPY	21,875,609	USD	22,308,869	–	(433,260)
3,534,620	BAML	12/21/2018	JPY	3,503,305	USD	3,534,620	–	(31,315)
2,673,903	DB	10/17/2018	KRW	2,695,758	USD	2,673,903	21,855	–
8,246,303	DB	10/17/2018	MXN	8,393,851	USD	8,246,303	147,548	–
14,363,340	BAML	12/21/2018	MXN	14,822,214	USD	14,363,340	458,874	–
6,050,019	DB	10/17/2018	NOK	6,113,806	EUR	6,050,019	63,787	–
20,856,502	DB	10/17/2018	NOK	21,381,384	USD	20,856,502	524,882	–
41,040,056	DB	10/17/2018	NZD	41,161,101	USD	41,040,056	121,045	–
515,788	BAML	12/21/2018	NZD	513,302	USD	515,788	–	(2,486)
2,477,245	DB	10/17/2018	PLN	2,467,122	EUR	2,477,245	–	(10,123)
10,035,736	DB	10/17/2018	PLN	10,086,051	USD	10,035,736	50,315	–
18,686,659	DB	10/17/2018	RUB	19,286,795	USD	18,686,659	600,136	–
7,648,304	DB	10/17/2018	SEK	7,714,690	EUR	7,648,304	66,386	–
8,599,120	DB	10/17/2018	SEK	8,667,533	USD	8,599,120	68,413	–
3,125,475	DB	10/17/2018	SGD	3,132,261	USD	3,125,475	6,786	–
4,729,628	DB	10/17/2018	TRY	4,976,204	USD	4,729,628	246,576	–
13,325,063	DB	10/17/2018	ZAR	14,068,177	USD	13,325,063	743,114	–
Total Purchase Contracts				488,303,637		485,428,962	4,161,613	(1,286,938)

Sale Contracts:
$ 67,205,966	DB	10/17/2018	USD	$ 67,630,398	AUD	$ 67,205,966	$ –	$ (424,432)
48,780,214	BAML	12/21/2018	USD	49,689,144	AUD	48,780,214	–	(908,930)
15,813,636	DB	10/17/2018	USD	16,149,712	BRL	15,813,636	–	(336,076)
58,113,804	DB	10/17/2018	USD	59,198,560	CAD	58,113,804	–	(1,084,756)
51,305,904	BAML	12/21/2018	USD	52,206,876	CAD	51,305,904	–	(900,972)
66,843,519	DB	10/17/2018	USD	66,051,198	CHF	66,843,519	792,321	–
36,321,257	BAML	12/21/2018	USD	36,064,512	CHF	36,321,257	256,745	–
4,075,424	DB	10/17/2018	USD	4,289,144	CLP	4,075,424	–	(213,720)
550,923	DB	10/17/2018	USD	573,870	COP	550,923	–	(22,947)
6,050,019	DB	10/17/2018	NOK	6,011,767	EUR	6,050,019	38,252	–
2,477,244	DB	10/17/2018	PLN	2,465,173	EUR	2,477,244	12,071	–
7,648,304	DB	10/17/2018	SEK	7,604,826	EUR	7,648,304	43,478	–
119,693,127	DB	10/17/2018	USD	119,653,915	EUR	119,693,127	39,212	–
69,207,472	BAML	12/21/2018	USD	69,312,860	EUR	69,207,472	–	(105,388)
51,335,479	DB	10/17/2018	USD	51,672,084	GBP	51,335,479	–	(336,605)
66,911,224	BAML	12/21/2018	USD	67,094,521	GBP	66,911,224	–	(183,297)
1,752,263	DB	10/17/2018	USD	1,732,081	ILS	1,752,263	20,182	–
7,297,453	DB	10/17/2018	USD	7,208,135	INR	7,297,453	89,318	–
79,283,100	DB	10/17/2018	USD	77,869,058	JPY	79,283,100	1,414,042	–
79,948,667	BAML	12/21/2018	USD	78,511,585	JPY	79,948,667	1,437,082	–
1,617,814	DB	10/17/2018	USD	1,634,229	KRW	1,617,814	–	(16,415)
1,307,660	DB	10/17/2018	USD	1,318,197	MXN	1,307,660	–	(10,537)
270,859	BAML	12/21/2018	USD	273,098	MXN	270,859	–	(2,239)
4,768,556	DB	10/17/2018	EUR	4,880,580	NOK	4,768,556	–	(112,024)
26,877,419	DB	10/17/2018	USD	27,721,528	NOK	26,877,419	–	(844,109)
65,171,203	DB	10/17/2018	USD	65,543,535	NZD	65,171,203	–	(372,332)
18,337,829	BAML	12/21/2018	USD	18,698,425	NZD	18,337,829	–	(360,596)
628,081	DB	10/17/2018	EUR	635,485	PLN	628,081	–	(7,404)
11,932,603	DB	10/17/2018	USD	12,034,339	PLN	11,932,603	–	(101,736)
15,985,270	DB	10/17/2018	USD	16,712,734	RUB	15,985,270	–	(727,464)
14,875,425	DB	10/17/2018	EUR	15,012,597	SEK	14,875,425	–	(137,172)
16,027,093	DB	10/17/2018	USD	16,404,189	SEK	16,027,093	–	(377,096)
3,011,102	DB	10/17/2018	USD	3,022,485	SGD	3,011,102	–	(11,383)
392,949	DB	10/17/2018	USD	441,675	TRY	392,949	–	(48,726)
13,136,806	DB	10/17/2018	USD	14,068,177	ZAR	13,136,806	–	(931,371)
Total Sale Contracts				1,039,390,692		1,034,955,668	4,142,703	(8,577,727)
Net Forward Currency Contracts				$ (551,087,055)		$ (549,526,706)	$ 8,304,316	$ (9,864,665)
Net Unrealized Depreciation								$ (1,560,349)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
CLP	CHILEAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2018 (Unaudited)
	Number of
	Contracts		Current		Value
	Purchased	Settlement	Notional	Value at	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Trade Date	Appreciation	(Depreciation)
Purchase Contracts:
10 Yr Mini JGB	9	Dec-18	$1,188,805	$1,189,972	$-	$(1,167)
3 Mo Euro Euribor	437	Dec-19	126,946,093	126,953,958	-	(7,865)
Aluminum (a)(b)	118	Dec-18	6,122,725	6,223,563	-	(100,838)
Amsterdam Exchange Index	43	Oct-18	5,486,271	5,416,933	69,338	-
Australian 3 Yr Bond	43	Dec-18	3,458,449	3,456,621	1,828	-
Australian 10 Yr Bond	537	Dec-18	50,017,048	50,363,196	-	(346,148)
Brent Crude (a)	395	Dec-18	32,678,350	30,959,330	1,719,020	-
Brent Crude (a)	45	Jan-19	3,700,800	3,455,833	244,967	-
Brent Crude (a)	14	Feb-19	1,145,620	1,079,667	65,953	-
Brent Crude (a)	7	Mar-19	570,710	539,488	31,222	-
Brent Crude (a)	4	Apr-19	324,960	311,235	13,725	-
Brent Crude (a)	2	May-19	161,880	153,402	8,478	-
British Pound	11	Dec-18	899,663	901,009	-	(1,346)
CAC 40 10 Euro Index	433	Oct-18	27,597,598	27,329,722	267,876	-
Canadian Dollar	16	Dec-18	1,240,080	1,237,756	2,324	-
Cocoa (NYBOT) (a)	11	Dec-18	226,270	246,457	-	(20,187)
Copper (a)(b)	57	Dec-18	8,924,063	8,737,118	186,945	-
Copper (COMEX) (a)	19	Dec-18	1,332,375	1,333,755	-	(1,380)
Cotton No.2 (a)	24	Dec-18	916,440	1,011,601	-	(95,161)
DAX Index	8	Dec-18	2,842,596	2,877,713	-	(35,117)
Dollar	102	Dec-18	9,663,175	9,684,664	-	(21,489)
Dow Jones Industrial Average Mini E-Cbot Index	312	Dec-18	41,302,560	41,108,486	194,074	-
Euro	9	Dec-18	1,314,225	1,320,497	-	(6,272)
Euro-Bobl	568	Dec-18	86,193,500	86,788,869	-	(595,369)
Euro-BTP	72	Dec-18	10,352,471	10,596,829	-	(244,358)
Euro-Bund	246	Dec-18	45,353,295	45,705,226	-	(351,931)
Euro-Buxl 30 Yr Bond	84	Dec-18	17,001,103	17,008,509	-	(7,406)
Euro-OAT	96	Dec-18	16,836,141	16,951,078	-	(114,937)
Euro-Schatz	470	Dec-18	60,994,845	61,090,183	-	(95,338)
Euro-Stoxx 50 Index	193	Dec-18	7,589,673	7,613,181	-	(23,508)
FTSE 100 Index	622	Dec-18	60,694,494	59,225,011	1,469,483	-
FTSE China A50 Index	4	Oct-18	47,650	47,197	453	-
Gasoline RBOB (a)	201	Nov-18	17,607,479	16,640,207	967,272	-
Gasoline RBOB (a)	31	Dec-18	2,702,562	2,649,408	53,154	-
Gasoline RBOB (a)	3	Jan-19	261,336	255,974	5,362	-
Hang Seng Index	2	Oct-18	356,103	354,568	1,535	-
Heating Oil (a)	187	Nov-18	18,445,119	17,499,252	945,867	-
Heating Oil (a)	17	Dec-18	1,679,756	1,656,607	23,149	-
Heating Oil (a)	7	Jan-19	692,547	668,590	23,957	-
Heating Oil (a)	4	Feb-19	395,254	378,696	16,558	-
Japanese 10 Yr Bond	8	Dec-18	10,567,857	10,572,902	-	(5,045)
KOSPI 200 Index	104	Dec-18	7,069,281	7,075,808	-	(6,527)
Lead (a)(b)	10	Dec-18	508,938	515,958	-	(7,020)
Lean Hogs (a)	13	Dec-18	301,210	299,070	2,140	-
Long Gilt	172	Dec-18	27,113,058	27,432,075	-	(319,017)
Low Sulphur Gasoil (a)	315	Nov-18	22,813,875	21,622,244	1,191,631	-
Low Sulphur Gasoil (a)	59	Dec-18	4,255,375	4,186,295	69,080	-
Low Sulphur Gasoil (a)	14	Jan-19	1,007,300	996,117	11,183	-
MSCI Taiwan Index	11	Oct-18	451,660	452,405	-	(745)
Nasdaq 100 E-Mini Index	141	Dec-18	21,587,805	21,400,520	187,285	-
Natural Gas (a)	318	Nov-18	9,565,440	9,608,309	-	(42,869)
Natural Gas (a)	16	Dec-18	494,560	496,160	-	(1,600)
Natural Gas (a)	54	Jan-19	1,711,260	1,741,799	-	(30,539)
Natural Gas (a)	4	Mar-19	116,920	117,517	-	(597)
Nickel (a)(b)	20	Dec-18	1,511,040	1,622,522	-	(111,482)
Nikkei 225 Index (OSE)	170	Dec-18	36,088,717	33,726,165	2,362,552	-
Nikkei 225 Index (SGX)	145	Dec-18	15,406,728	14,973,479	433,249	-
OMX Stockholm 30 Index	69	Oct-18	1,288,791	1,285,937	2,854	-
Russell 2000 Mini Index	491	Dec-18	41,754,640	42,209,375	-	(454,735)
S&P 500 E-Mini Index	376	Dec-18	54,877,200	54,727,496	149,704	-
S&P MidCap 400 E-Mini Index	6	Dec-18	1,215,120	1,219,989	-	(4,869)

S&P/TSX 60 Index	11	Dec-18	1,618,596	1,632,903	-	(14,307)
SET 50 Index	20	Dec-18	143,414	143,263	151	-
SPI 200 Index	41	Dec-18	4,589,276	4,567,401	21,875	-
Swiss Franc	4	Dec-18	514,200	515,882	-	(1,682)
Tokyo Price Index	250	Dec-18	39,990,759	38,176,580	1,814,179	-
WTI Crude (a)	367	Nov-18	26,882,750	25,418,097	1,464,653	-
WTI Crude (a)	53	Dec-18	3,872,180	3,746,648	125,532	-
WTI Crude (a)	15	Jan-19	1,093,350	1,057,148	36,202	-
WTI Crude (a)	8	Feb-19	581,600	559,275	22,325	-
WTI Crude (a)	4	Mar-19	290,040	279,387	10,653	-
WTI Crude (a)	3	Apr-19	216,930	209,476	7,454	-
WTI Crude (a)	1	May-19	72,090	69,172	2,918	-
Zinc (a)(b)	21	Dec-18	1,376,550	1,318,211	58,339	-
Total Purchase Contracts					14,286,499	(3,070,851)

Sale Contracts:
90 Day Euro	(176)	Jun-19	$ 42,684,400	$ 42,715,058	$ 30,658	$ -
90 Day Euro	(295)	Sep-19	71,478,500	71,549,118	70,618	-
90 Day Euro	(1,912)	Dec-19	462,990,800	463,800,971	810,171	-
90 Day Euro	(365)	Mar-20	88,361,937	88,531,457	169,520	-
90 Day Euro	(340)	Jun-20	82,305,500	82,445,097	139,597	-
90 Day Euro	(289)	Sep-20	69,963,287	70,104,940	141,653	-
90 Day Euro	(246)	Dec-20	59,553,525	59,699,496	145,971	-
90 Day Sterling	(1,054)	Dec-19	169,628,872	169,676,447	47,575	-
Aluminum (a)(b)	(335)	Dec-18	17,382,313	17,327,631	-	(54,682)
Australian 10 Yr Bond	(850)	Dec-18	79,170,370	78,905,143	-	(265,227)
Australian Dollar	(15)	Dec-18	1,084,050	1,084,142	92	-
Canadian 10 Yr Bond	(561)	Dec-18	57,600,604	58,285,663	685,059	-
CBOE Volatility Index	(101)	Oct-18	1,411,475	1,487,470	75,995	-
CBOE Volatility Index	(41)	Nov-18	613,975	622,277	8,302	-
CBOE Volatility Index	(13)	Dec-18	197,925	200,612	2,687	-
CBOE Volatility Index	(8)	Jan-19	125,800	127,066	1,266	-
Cocoa (ICE) (a)	(128)	Dec-18	2,495,868	2,677,677	181,809	-
Coffee (a)	(79)	Dec-18	3,035,081	3,316,447	281,366	-
Copper (a)(b)	(143)	Dec-18	22,388,437	21,851,315	-	(537,122)
Copper (COMEX) (a)	(42)	Dec-18	2,945,250	2,938,062	-	(7,188)
Corn (a)	(583)	Dec-18	10,384,688	10,750,925	366,237	-
DAX Index	(35)	Dec-18	12,436,360	12,322,562	-	(113,798)
Euro-Bobl	(1,300)	Dec-18	197,273,857	197,258,600	-	(15,257)
Euro-Bund	(83)	Dec-18	15,302,128	15,294,691	-	(7,437)
Euro-Schatz	(182)	Dec-18	23,619,281	23,622,341	3,060	-
Euro-Stoxx 50 Index	(103)	Dec-18	4,050,448	4,012,330	-	(38,118)
FTSE/JSE Top 40 Index	(15)	Dec-18	531,626	539,020	7,394	-
Gold (a)	(453)	Dec-18	54,187,860	55,370,528	1,182,668	-
Hang Seng Index	(140)	Oct-18	24,927,220	24,685,998	-	(241,222)
Hard Red Wheat (a)	(82)	Dec-18	2,096,125	2,150,070	53,945	-
H-Shares Index	(56)	Oct-18	3,957,309	3,916,075	-	(41,234)
Japanese Yen	(102)	Dec-18	11,288,850	11,348,647	59,797	-
Lead (a)(b)	(12)	Dec-18	610,725	618,796	8,071	-
Live Cattle (a)	(1)	Dec-18	47,540	47,468	-	(72)
Long Gilt	(164)	Dec-18	25,851,985	25,839,725	-	(12,260)
MSCI EAFE Index	(5)	Dec-18	493,875	497,987	4,112	-
MSCI Emerging Markets Index	(17)	Dec-18	892,245	892,254	9	-
Nasdaq 100 E-Mini Index	(3)	Dec-18	459,315	459,275	-	(40)
Natural Gas (a)	(21)	Nov-18	631,680	629,071	-	(2,609)
Natural Gas (a)	(36)	Feb-19	1,110,600	1,059,404	-	(51,196)
Nickel (a)(b)	(26)	Dec-18	1,964,352	2,041,225	76,873	-
Platinum (a)	(3)	Jan-19	123,360	122,760	-	(600)
Silver (a)	(391)	Dec-18	28,761,960	28,616,710	-	(145,250)
Soybean (a)	(294)	Nov-18	12,428,850	12,898,618	469,768	-
Soybean Meal (a)	(92)	Dec-18	2,842,800	2,999,872	157,072	-
Soybean Oil (a)	(73)	Dec-18	1,269,762	1,374,271	104,509	-
Sugar (a)	(314)	Mar-19	3,938,816	3,912,585	-	(26,231)
U.S. 2 Yr Note	(1,476)	Dec-18	311,043,942	311,669,633	625,691	-
U.S. 5 Yr Note	(6,724)	Dec-18	756,292,412	758,004,626	1,712,214	-

	U.S. 10 Yr Note	(4,143)	Dec-18	492,110,719	493,061,137	950,418	-
	U.S. Long Bond	(1,024)	Dec-18	143,872,000	144,098,628	226,628	-
	U.S. Ultra Bond	(73)	Dec-18	11,262,531	11,235,764	-	(26,767)
	Wheat (a)	(87)	Dec-18	2,214,150	2,256,087	41,937	-
	Zinc (a)(b)	(177)	Dec-18	11,602,350	11,464,038	-	(138,312)
	FTSE MIB Index	(8)	Dec-18	960,466	966,247	5,781	-
Total Sale Contracts						8,848,523	(1,724,622)
Total Futures Contracts						$ 23,135,022	$ (4,795,473)
Net Unrealized Appreciation						$ 18,339,549

(a)	Contract held by LCMFS Fund Limited.
(b)
London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 17.54%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	2.36%	$231,190	$226,452
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.51%	83,621	81,609
Ally Auto Receivables Trust
Series 2017-3 A4	03/15/2022	2.01%	225,000	220,771
Series 2018-2 A3	11/15/2022	2.92%	330,000	329,246
American Express Credit Account Master Trust, 2013-2 A (1 Month LIBOR USD + 0.420%) (c)	05/17/2021	2.58%	495,000	495,065
BA Credit Card Trust, 2018-A3 A3	12/15/2023	3.10%	475,000	474,458
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	750,000	736,953
Barclays Dryrock Issuance Trust
Series 2015-1 A	12/15/2022	2.20%	460,000	454,983
Series 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.46%	725,000	725,904
Cabela's Credit Card Master Note Trust
Series 2016-1 A1	06/15/2022	1.78%	495,000	491,297
Series 2015-1A A1	03/15/2023	2.26%	300,000	296,338
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	200,000	199,700
Capital One Multi-Asset Execution Trust
Series 2016-A7 (1 Month LIBOR USD + 0.510%) (c)	09/16/2024	2.67%	526,000	530,471
Series 2015-A4	05/15/2025	2.75%	425,000	416,894
CarMax Auto Owner Trust, 2018-2 A3	01/17/2023	2.98%	500,000	498,245
CenterPoint Energy Transition Bond Co. III LLC, 2008-A A2	02/01/2023	5.23%	318,821	324,848
Citibank Credit Card Issuance Trust, 2018-A3	05/23/2025	3.29%	500,000	499,621
Colony American Homes, 2015-1A C (1 Month LIBOR USD + 1.950%) (a)(c)	07/17/2032	4.08%	470,000	471,155
Conn's Receivables Funding LLC
Series 2017-B A (a)	07/15/2020	2.73%	107,123	107,108
Series 2018-A A (a)	07/17/2023	3.25%	476,941	476,933
Countrywide Asset-Backed Certificates, 2004-AB1 (1 Month LIBOR USD + 0.975%) (c)	11/25/2034	3.19%	340,047	340,204
Discover Card Execution Note Trust, 2017-A6	02/15/2023	1.88%	550,000	538,059
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.51%	375,000	375,670
Fifth Third Auto Trust, 2017-1 A3	02/15/2022	1.80%	170,000	167,867
FirstEnergy Ohio PIRB Special Purpose Trust, 2013-1 A2	01/15/2022	1.73%	104,703	104,121
Ford Credit Auto Owner Trust
Series 2018-A A3	11/15/2022	3.03%	500,000	499,594
Series 2015-2 A (a)	01/15/2027	2.44%	850,000	839,599
Series 2016-1 A (a)	08/15/2027	2.31%	760,000	743,729
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	432,035	431,848
GM Financial Automobile Leasing Trust, 2018-1 A2A	04/20/2020	2.39%	412,602	411,617
GM Financial Consumer Automobile Receivables Trust, 2018-1 A3	07/18/2022	2.32%	445,000	438,751
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	3.01%	482,298	483,503
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	2.86%	656,427	654,504
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	3.06%	342,522	342,737
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	3.16%	489,545	492,501
Mercedes-Benz Auto Lease Trust, 2018-A A2	04/15/2020	2.20%	411,442	410,622
Mercedes-Benz Auto Receivables Trust, 2018-1 A3	01/17/2023	3.03%	560,000	559,327
New Residential Advance Receivables Trust Advance Receivables Backed Notes, 2017-T1 AT1 (a)	02/15/2051	3.21%	848,000	839,173
NRZ Advance Receivables Trust Advance Receivables Backed, 2016-T3 AT3 (a)	10/16/2051	2.83%	360,000	350,079
Ocwen Master Advance Receivables Trust
Series 2016-T2 AT2 (a)	08/16/2049	2.72%	625,000	621,875
Series 2018-T2 AT2 (a)	08/15/2050	3.60%	535,000	533,796
OneMain Financial Issuance Trust
Series 2015-2A A (a)	07/18/2025	2.57%	14,617	14,615
Series 2015-2A B (a)	07/18/2025	3.10%	610,000	610,044
Progress Residential Trust, 2017-SFR1 A (a)	08/17/2034	2.77%	323,959	312,306
Prosper Marketplace Issuance Trust, 2018-1A A (a)	06/17/2024	3.11%	496,402	496,396
Santander Retail Auto Lease Trust
Series 2017-A A2A (a)	03/20/2020	2.02%	335,116	333,908
Series 2018-A A2A (a)	10/20/2020	2.71%	403,300	402,776
SMB Private Education Loan Trust
Series 2017-A A1 (1 Month LIBOR USD + 0.450%) (a)(c)	06/17/2024	2.61%	98,415	98,471
Series 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	2.43%	450,000	450,000
SoFi Professional Loan Program LLC
Series 2015-A A2 (a)	03/25/2030	2.42%	274,184	270,214
Series 2015-C A2 (a)	08/25/2033	2.51%	398,863	390,614
Series 2015-D A2 (a)	10/27/2036	2.72%	145,669	143,056
Series 2016-A A2 (a)	12/26/2036	2.76%	372,406	366,336
Series 2017-B A2FX (a)	05/25/2040	2.74%	385,000	377,974
Series 2017-D A1FX (a)	09/25/2040	1.72%	108,668	107,943
SPS Servicer Advance Receivables Trust, 2016-T1 AT1 (a)	11/16/2048	2.53%	500,000	500,364
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	3.11%	634,853	634,852
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	650,000	650,000
Synchrony Credit Card Master Note Trust, 2018-1 A	03/15/2024	2.97%	800,000	794,689
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	353,158	351,662
Series 2016-PT1 A (a)	06/15/2022	1.93%	375,354	371,563
Tesla Auto Lease Trust, 2018-A A (a)	12/20/2019	2.32%	695,730	693,841
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	315,000	302,282
Verizon Owner Trust
Series 2017-2A A (a)	12/20/2021	1.92%	560,000	552,705
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.43%	475,000	475,262
Volkswagen Auto Loan Enhanced Trust, 2018-1 A2A	07/20/2021	2.81%	430,000	429,630
World Omni Auto Receivables Trust, 2016-B A3	02/15/2022	1.30%	421,280	416,361
TOTAL ASSET BACKED SECURITIES (Cost $28,853,201)				28,785,091

CORPORATE BONDS: 27.24%
Administrative Support, Waste Management: 0.27%
Mastercard, Inc.	11/21/2021	2.00%	450,000	434,933
Safina Ltd. (b)	01/15/2022	1.55%	9,422	9,195
				444,128
Finance and Insurance: 12.87%
Aflac, Inc.	03/16/2020	2.40%	340,000	336,803
Aflac, Inc.	06/15/2023	3.63%	250,000	250,537
American Express Credit Corp.	05/26/2020	2.38%	405,000	399,983
American Honda Finance Corp.	02/12/2021	2.65%	195,000	192,722
American International Group, Inc.	08/15/2020	3.38%	330,000	330,203
Bank of America Corp.	04/21/2020	2.25%	810,000	799,648
Bank of America Corp. (3 Month LIBOR USD + 0.660%) (c)	07/21/2021	2.37%	775,000	761,399
Bank of New York Mellon Corp.	02/07/2022	2.60%	385,000	375,449
BB&T Corp.	01/15/2020	2.45%	435,000	431,716
Berkshire Hathaway Finance Corp.	01/15/2021	4.25%	250,000	256,391
BNP Paribas SA (b)	05/21/2020	2.38%	230,000	227,075
Capital One Financial Corp.	07/15/2021	4.75%	330,000	340,715
Charles Schwab Corp.	01/25/2023	2.65%	490,000	474,158
Chubb INA Holdings, Inc.	11/03/2020	2.30%	165,000	161,999
Chubb INA Holdings, Inc.	03/13/2023	2.70%	220,000	212,693
Citigroup, Inc.	10/26/2020	2.65%	805,000	794,535
Citigroup, Inc.	01/14/2022	4.50%	770,000	791,774
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	335,000	333,096
Credit Suisse Group Funding Guernsey Ltd. (b)	09/15/2022	3.80%	370,000	368,226
Dragon 2012 LLC	03/12/2024	1.97%	12,451	12,040
Fifth Third Bancorp	07/27/2020	2.88%	190,000	188,792
Fifth Third Bancorp	03/15/2022	3.50%	190,000	189,447
General Motors Financial Co., Inc.	04/09/2021	3.55%	195,000	194,865
General Motors Financial Co., Inc.	05/09/2023	3.70%	290,000	283,352
Goldman Sachs Group, Inc.	09/15/2020	2.75%	250,000	247,441
Goldman Sachs Group, Inc.	02/25/2021	2.88%	565,000	557,460
Goldman Sachs Group, Inc.	02/23/2023	3.20%	590,000	577,077
Hartford Financial Services Group, Inc.	03/30/2020	5.50%	250,000	257,534
HSBC Holdings PLC (b)	04/05/2021	5.10%	580,000	602,746
John Deere Capital Corp.	01/08/2021	2.55%	480,000	473,460
JP Morgan Chase & Co.	01/23/2020	2.25%	685,000	677,990
JP Morgan Chase & Co.	05/10/2021	4.63%	130,000	134,095
JP Morgan Chase & Co.	01/25/2023	3.20%	1,095,000	1,079,294
Lazard Group LLC	11/14/2020	4.25%	410,000	416,256
Lincoln National Corp.	09/01/2023	4.00%	315,000	318,557
Marsh & McLennan Companies, Inc.	07/15/2021	4.80%	390,000	402,338
MetLife, Inc.	02/08/2021	4.75%	139,000	143,388
Metropolitan Life Global Funding (a)	04/14/2020	2.00%	195,000	191,699

Morgan Stanley	07/24/2020	5.50%	450,000	466,889
Morgan Stanley	07/28/2021	5.50%	375,000	394,746
Morgan Stanley	01/23/2023	3.13%	865,000	843,491
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	13,191	12,635
PNC Bank NA	01/22/2021	2.50%	295,000	289,747
Prudential Financial, Inc.	06/15/2019	7.38%	215,000	221,755
Prudential Financial, Inc.	11/15/2020	4.50%	150,000	153,731
State Street Corp.	08/18/2020	2.55%	305,000	302,650
State Street Corp.	05/15/2023	3.10%	220,000	215,138
SunTrust Banks, Inc.	08/01/2022	2.45%	305,000	292,930
SunTrust Banks, Inc.	03/03/2021	2.90%	265,000	261,965
Tagua Leasing LLC	11/16/2024	1.58%	13,654	12,987
Trinity Acquisition PLC (b)	09/15/2021	3.50%	385,000	381,780
UnitedHealth Group, Inc.	10/15/2020	3.88%	195,000	197,720
UnitedHealth Group, Inc.	03/15/2022	2.88%	300,000	295,391
Unum Group	05/15/2021	3.00%	325,000	319,748
Wells Fargo & Co.	07/22/2020	2.60%	565,000	559,395
Wells Fargo & Co.	02/13/2023	3.45%	785,000	771,096
Westpac Banking Corp. (b)	05/15/2023	3.65%	350,000	350,286
				21,131,033
Information: 2.78%
21st Century Fox America, Inc.	02/15/2021	4.50%	275,000	282,774
America Movil SAB de CV (b)	03/30/2020	5.00%	160,000	163,872
AT&T, Inc.	02/17/2021	2.80%	1,310,000	1,290,707
CBS Corp.	08/15/2019	2.30%	185,000	184,019
Charter Communications Operating LLC/Charter Communications Operating Capital	07/23/2020	3.58%	155,000	155,088
Discovery Communications LLC	04/01/2023	3.25%	510,000	491,704
Microsoft Corp.	02/06/2022	2.40%	425,000	415,158
Oracle Corp.	10/15/2022	2.50%	235,000	228,014
Orange SA (b)	11/03/2019	1.63%	180,000	177,264
Verizon Communications, Inc.	03/15/2021	3.45%	200,000	200,795
Verizon Communications, Inc.	11/01/2021	3.50%	185,000	185,674
Visa, Inc.	12/14/2022	2.80%	485,000	475,375
Vodafone Group PLC (b)	03/16/2021	4.38%	305,000	311,942
				4,562,386
Manufacturing: 5.86%
Abbott Laboratories	11/30/2021	2.90%	390,000	385,125
AbbVie, Inc.	05/14/2020	2.50%	240,000	237,310
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (b)	02/01/2022	3.95%	430,000	428,808
Anheuser-Busch InBev Finance, Inc.	02/01/2021	2.65%	480,000	473,030
Apple, Inc.	02/23/2021	2.25%	485,000	476,357
Applied Materials, Inc.	06/15/2021	4.30%	365,000	375,300
Archer-Daniels-Midland Co.	03/01/2021	4.48%	270,000	277,821
Bunge Ltd. Finance Corp.	11/24/2020	3.50%	295,000	294,079
Caterpillar, Inc.	06/26/2022	2.60%	405,000	394,322
Celgene Corp.	02/20/2023	3.25%	395,000	387,342
Chevron Corp.	03/03/2020	1.96%	195,000	192,496
Chevron Corp.	12/05/2022	2.36%	370,000	356,603
Daimler Finance North America LLC (a)	05/04/2023	3.70%	310,000	308,585
Dr. Pepper Snapple Group, Inc.	11/15/2021	2.53%	180,000	173,433
Eastman Chemical Co.	01/15/2020	2.70%	250,000	248,683
General Electric Co.	01/07/2021	4.63%	330,000	340,005
General Electric Co.	10/09/2022	2.70%	375,000	361,863
General Mills, Inc.	04/16/2021	3.20%	395,000	392,440
Heineken NV (a)(b)	04/01/2022	3.40%	280,000	279,191
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	275,000	281,391
Intel Corp.	12/15/2022	2.70%	505,000	494,067
Kraft Heinz Foods Co.	07/02/2020	2.80%	420,000	416,416
L3 Technologies, Inc.	02/15/2021	4.95%	515,000	529,682
Newell Brands, Inc.	04/01/2021	3.15%	230,000	226,312
Packaging Corp. of America	12/15/2020	2.45%	360,000	353,001
PepsiCo, Inc.	10/14/2020	2.15%	175,000	172,195
Reynolds American, Inc.	06/12/2020	3.25%	335,000	334,316
Rockwell Collins, Inc.	07/15/2019	1.95%	245,000	243,348
Tyson Foods, Inc.	08/15/2019	2.65%	185,000	184,673
				9,618,194
Mining, Quarrying, and Oil and Gas Extraction: 1.18%
ConocoPhillips Co.	12/15/2022	2.40%	440,000	421,393
Enterprise Products Operating LLC	02/15/2021	2.80%	425,000	419,564
Occidental Petroleum Corp.	02/01/2021	4.10%	405,000	412,103
Schlumberger Holdings Corp. (a)	12/21/2020	3.00%	395,000	392,199
Total Capital International SA (b)	06/19/2021	2.75%	290,000	286,980
				1,932,239
Professional, Scientific, and Technical Services: 0.69%
Biogen, Inc.	09/15/2020	2.90%	300,000	298,446
eBay, Inc.	03/09/2022	3.80%	470,000	473,462
International Business Machines Corp.	08/01/2022	1.88%	365,000	346,044
Phoenix 2012 LLC	07/03/2024	1.61%	13,248	12,670
				1,130,622
Real Estate and Rental and Leasing: 0.53%
Air Lease Corp.	06/01/2021	3.38%	300,000	298,070
Helios Leasing I LLC	05/29/2024	2.02%	12,726	12,308
Helios Leasing I LLC	07/24/2024	1.73%	13,210	12,664
Helios Leasing I LLC	09/28/2024	1.56%	13,117	12,439
National Rural Utilities Cooperative Finance Corp.	04/25/2022	2.40%	295,000	285,072
Toyota Motor Credit Corp.	04/17/2020	1.95%	250,000	246,225
				866,778
Retail Trade: 1.52%
Amazon.com, Inc.	02/22/2023	2.40%	340,000	327,118
BMW U.S. Capital LLC (a)	04/12/2021	3.10%	370,000	367,578
BP Capital Markets PLC (b)	03/11/2021	4.74%	535,000	552,956
CVS Health Corp.	07/20/2020	2.80%	260,000	257,586
Home Depot Inc.	06/01/2022	2.63%	445,000	435,990
Hyundai Capital America (a)	03/18/2021	3.00%	310,000	302,885
Walgreens Boots Alliance, Inc.	11/18/2019	2.70%	260,000	259,128
				2,503,241
Transportation and Warehousing: 0.34%
Burlington Northern Santa Fe LLC	09/15/2021	3.45%	375,000	377,927
Carnival Corp. (b)	10/15/2020	3.95%	170,000	172,433
				550,360
Utilities: 0.98%
Berkshire Hathaway Energy Co.	01/15/2021	2.38%	210,000	206,608
Dominion Energy, Inc.	08/15/2021	2.00%	440,000	420,460
Dominion Resources, Inc.	08/15/2019	1.60%	195,000	192,752
Exelon Generation Co., LLC	10/01/2019	5.20%	265,000	270,556
Northern States Power Co.	08/15/2020	2.20%	170,000	167,069
Sempra Energy	02/01/2023	2.90%	360,000	347,472
				1,604,917
Wholesale Trade: 0.22%
LyondellBasell Industries NV (b)	04/15/2019	5.00%	146,000	146,731
Sysco Corp.	10/01/2020	2.60%	225,000	222,197
				368,928
TOTAL CORPORATE BONDS (Cost $45,167,354)				44,712,826

FOREIGN GOVERNMENT BOND: 0.01%
Petroleos Mexicanos (b)	12/20/2022	2.00%	11,250	10,979
TOTAL FOREIGN GOVERNMENT BOND (Cost $11,250)				10,979

MORTGAGE BACKED SECURITIES: 9.93%
BX Trust, 2018-MCSF A (1 Month LIBOR USD + 0.577%) (a)(c)	04/16/2035	2.74%	365,000	363,632
Citigroup Commercial Mortgage Trust, 2012-GC8 A4A-4	09/12/2045	3.02%	500,000	493,625
Cold Storage Trust, 2017-ICE3 A (1 Month LIBOR USD + 1.000%) (a)(c)	04/15/2036	3.16%	875,000	877,173
Commercial Mortgage Trust, 2012-CR4 A2	10/17/2045	1.80%	88,480	86,556
Fannie Mae Aces
Series 2014-M10 ASQ2 (d)	09/25/2019	2.17%	239,102	237,480
Series 2010-M3 A3 (d)	03/25/2020	4.33%	191,144	193,438
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.52%	296,660	298,683
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.37%	235,417	236,842

Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	2.87%	386,223	386,758
Series 2018-C03 1M1 (1 Month LIBOR USD + 0.680%) (c)	10/25/2030	2.90%	434,403	435,153
Series 2018-C05 1M1 (1 Month LIBOR USD + 0.720%) (c)	01/27/2031	2.94%	738,266	739,600
Fannie Mae Pool	12/01/2027	2.50%	280,436	273,871
FHLMC Multifamily Structured Pass Through Certificates
Series K-708 A2	01/25/2019	2.13%	24,277	24,217
Series K-709 A2	03/25/2019	2.09%	25,000	24,926
Series K-710 A2	05/25/2019	1.88%	48,937	48,711
Series K-F08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	2.41%	459,213	459,630
Series K-052 A1	01/25/2025	2.60%	520,426	509,787
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	213,084	209,557
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	422,252	423,459
Freddie Mac Structured Agency Credit Risk Debt Notes, 2018-SPI2 M1 (d)	05/25/2048	3.82%	445,644	445,381
FREMF Mortgage Trust, 2012-K708 B (a)(d)	02/25/2045	3.89%	150,000	150,121
GAHR Commercial Mortgage Trust, 2015-NRF AFL1 (1 Month LIBOR USD + 1.300%) (a)(c)	12/15/2034	3.61%	53,041	53,058
GS Mortgage Securities Corp. Trust, 2018-CHLL A (1 Month LIBOR USD + 0.750%) (a)(c)	02/17/2037	2.91%	855,000	855,003
GS Mortgage Securities Trust, 2010-C1 A1 (a)	08/12/2043	3.68%	98,807	99,117
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	335,000	337,631
Series 2017-MAUI A (1 Month LIBOR USD + 0.830%) (a)(c)	07/17/2034	2.96%	435,000	435,136
Series 2010-C2 A3 (a)	11/15/2043	4.07%	336,476	340,287
Series 2012-C8 ASB	10/17/2045	2.38%	41,852	41,228
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	213,741	210,945
Series 2016-4 A5 (a)(d)	10/25/2046	3.50%	228,192	224,493
Series 2018-4 A15 (a)(d)	10/25/2048	3.50%	490,690	487,287
MASTR Asset Securitization Trust, 2004-1 4A1	02/25/2019	4.50%	1,847	1,843
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	2.86%	560,000	559,650
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	246,007	246,136
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	153,166	153,190
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	353,914	352,376
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	659,727	661,586
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	293,940	294,831
OBX Trust, 2018-EXP1 1A6 (a)(d)	04/25/2048	4.50%	520,083	526,233
Sequoia Mortgage Trust
Series 2017-CH1 (a)(d)	08/25/2047	3.50%	495,564	492,878
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	525,000	532,727
STACR Trust
Series 2018-DNA2 M1 (1 Month LIBOR USD + 0.800%) (c)	12/26/2030	3.02%	900,000	902,765
Series 2018-DNA3 M1 (1 Month LIBOR USD + 0.750%) (c)	09/25/2048	2.88%	650,000	651,263
VNDO Mortgage Trust, 2013-PENN (a)	12/13/2029	3.81%	605,000	610,201
Wells Fargo Commercial Mortgage Trust, 2015-C26 A1	02/18/2048	1.45%	13,287	13,242
WFRBS Commercial Mortgage Trust, 2012-C8 A2	08/17/2045	1.88%	22	21
WF-RBS Commercial Mortgage Trust, 2011-C2 A4 (a)(d)	02/15/2044	4.87%	294,578	302,999
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,392,519)				16,304,726

MUNICIPAL BONDS: 0.06%
County of Forsyth, NC	04/01/2020	3.55%	30,000	30,206
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	32,656	32,708
Maricopa County School District No. 28	07/01/2019	5.38%	15,000	15,275
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	25,213
TOTAL MUNICIPAL BONDS (Cost $103,902)				103,402

U.S. GOVERNMENT AGENCY ISSUES: 9.80%
Federal Farm Credit Banks	07/24/2019	1.40%	450,000	445,806
Federal Farm Credit Banks	10/21/2019	1.44%	250,000	246,899
Federal Farm Credit Banks	05/08/2020	1.55%	1,000,000	980,470
Federal Farm Credit Banks	10/26/2020	1.75%	400,000	391,216
Federal Farm Credit Banks	11/27/2020	1.90%	625,000	612,556
Federal Farm Credit Banks	04/05/2021	2.54%	2,895,000	2,869,310
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,587,662
Federal Home Loan Banks	06/11/2021	3.63%	3,000,000	3,056,862
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	992,509
Federal Home Loan Banks	06/09/2023	3.25%	1,000,000	1,010,551
Federal Home Loan Banks	09/08/2023	3.38%	1,235,000	1,254,238
Federal National Mortgage Association	04/13/2021	2.50%	1,150,000	1,138,305
Federal National Mortgage Association	01/19/2023	2.38%	220,000	214,471
Federal National Mortgage Association	09/12/2023	2.88%	1,240,000	1,229,523
Ginnie Mae II Pool (d)	07/20/2060	5.31%	7,971	8,079
Ginnie Mae II Pool (d)	07/20/2062	4.56%	13,425	13,553
Ginnie Mae II Pool (d)	08/20/2062	4.10%	28,789	28,979
Small Business Administration Participation Certificates	11/01/2032	2.09%	13,844	13,064
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,228,083)				16,094,053

U.S. GOVERNMENT NOTES: 10.36%
United States Treasury Note	01/31/2020	1.38%	2,300,000	2,259,480
United States Treasury Note	04/15/2021	2.38%	630,000	622,420
United States Treasury Note	05/15/2021	8.13%	3,165,000	3,580,901
United States Treasury Note	08/31/2021	1.13%	1,300,000	1,236,320
United States Treasury Note	04/30/2022	1.88%	635,000	612,701
United States Treasury Note	05/15/2022	1.75%	1,300,000	1,248,101
United States Treasury Note	06/30/2022	1.75%	280,000	268,461
United States Treasury Note	08/31/2022	1.88%	200,000	192,227
United States Treasury Note	10/31/2022	2.00%	710,000	684,595
United States Treasury Note	11/15/2022	1.63%	750,000	712,002
United States Treasury Note	02/28/2023	1.50%	900,000	846,492
United States Treasury Note	07/31/2023	2.75%	525,000	520,345
United States Treasury Note	08/31/2023	1.38%	1,250,000	1,160,303
United States Treasury Note	08/31/2023	2.75%	3,095,000	3,067,919
TOTAL U.S. GOVERNMENT NOTES (Cost $17,162,861)				17,012,267

SHORT TERM INVESTMENTS: 5.01%
U.S. GOVERNMENT NOTE: 1.13%
United States Treasury Note	2/28/2019	1.50%	1,860,000	1,853,316
TOTAL U.S. GOVERNMENT NOTE (Cost 1,854,382)				1,853,316

MONEY MARKET FUND: 3.88%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.97% (e)(f)			6,369,917	6,369,917
TOTAL MONEY MARKET FUND (Cost $6,369,917)				6,369,917
TOTAL SHORT TERM INVESTMENTS (Cost $8,224,299)				8,223,233

TOTAL INVESTMENTS (Cost $132,143,469): 79.95%				131,246,577
Other Assets in Excess of Liabilities: 20.05% (g)				32,912,779
TOTAL NET ASSETS: 100.00%				$164,159,356

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities total $28,708,251 which represents 17.49% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(f)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(g)	Includes assets pledged as collateral for swap contracts.

LIBOR London Interbank Offered Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2018 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
	Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation (Depreciation)*	Counterparty

	12/16/2022	LoCorr Commodities Index^	0.50%	Quarterly	$137,945,098	$(3,240,195)	Deutsche Bank AG

^	Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

*	Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

The underlying components of the basket as of September 30, 2018 are shown below:^

		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Value	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	11/19/2018	1,578.10	$115,248,703	10.13%
Brent Crude (ICE)	12/28/2018	779.86	63,816,073	5.61%
Natural Gas	12/27/2018	1,340.73	42,467,481	3.73%
Gasoline RBOB	11/30/2018	422.25	36,980,659	3.25%
Low Sulphur Gasoil	11/12/2018	419.39	30,327,007	2.66%
Brent Crude (ICE)	11/30/2018	365.06	30,020,572	2.64%
Heating Oil	11/30/2018	282.13	27,897,565	2.45%
Live Cattle	06/28/2019	518.98	24,187,132	2.13%
Feeder Cattle	01/31/2019	271.24	20,948,565	1.84%
Cotton No.2	03/07/2019	414.21	16,086,800	1.41%
Soybean Oil	07/12/2019	767.32	14,051,183	1.23%
Lean Hogs	10/12/2018	467.90	11,744,187	1.03%
Hard Red Wheat	07/12/2019	400.84	11,065,671	0.97%
Low Sulphur Gasoil	12/12/2018	144.88	10,433,139	0.92%
Feeder Cattle	10/25/2018	119.95	9,463,339	0.83%
Copper	07/29/2019	125.98	8,955,467	0.79%
Lean Hogs	06/14/2019	241.11	7,734,693	0.68%
WTI Crude (NYMEX)	12/19/2018	99.13	7,222,474	0.63%
Live Cattle	02/28/2019	114.38	5,617,133	0.49%
Palladium	12/27/2018	44.80	4,819,623	0.42%
Copper	03/27/2019	61.96	4,383,321	0.39%
Coffee	09/18/2019	100.66	4,265,549	0.38%
WTI Crude (NYMEX)	01/22/2019	46.70	3,393,556	0.30%
Total Purchase Contracts			511,129,892	44.91%

Sale Contracts:(1)
WTI Crude (NYMEX)	10/22/2018	(1,575.24)	$115,299,791	10.13%
Brent Crude (ICE)	10/31/2018	(922.83)	76,364,581	6.71%
Feeder Cattle	11/15/2018	(391.20)	30,845,733	2.71%
Live Cattle	12/31/2018	(633.36)	30,081,436	2.64%
Low Sulphur Gasoil	10/11/2018	(407.00)	29,425,894	2.59%
Heating Oil	10/31/2018	(297.38)	29,357,455	2.58%
Gasoline RBOB	10/31/2018	(320.26)	28,233,486	2.48%
Gold	12/27/2018	(173.47)	20,737,973	1.82%
Natural Gas	11/28/2018	(633.77)	19,554,875	1.72%
Natural Gas	10/29/2018	(651.68)	19,547,013	1.72%
Cotton No.2	12/06/2018	(415.16)	15,940,109	1.40%
Lean Hogs	12/14/2018	(683.27)	15,831,298	1.39%
Copper	12/27/2018	(213.67)	15,011,536	1.32%
Soybean Oil	12/14/2018	(757.79)	13,371,953	1.18%
Corn	12/14/2018	(703.43)	12,824,378	1.13%
Hard Red Wheat	12/14/2018	(439.92)	11,319,658	0.99%
Silver	12/27/2018	(114.38)	8,411,116	0.74%
Soybean	01/14/2019	(130.58)	5,691,753	0.50%
Coffee	03/19/2019	(117.24)	4,659,114	0.41%
Platinum	01/29/2019	(99.13)	4,089,778	0.36%
Sugar No.11	04/30/2019	(251.63)	3,157,892	0.28%
Zinc	12/19/2018	(48.61)	3,111,705	0.27%
Wheat	03/14/2019	(112.47)	2,971,377	0.26%
Nickel	12/19/2018	(35.27)	2,656,855	0.23%
Wheat	12/14/2018	(90.55)	2,308,452	0.20%
Total Sale Contracts			520,805,211	45.76%
Other Futures Contracts			28,102,172	2.47%
Total Futures Contracts			1,060,037,275	93.14%

Cash and Foreign Currency:	Quantity	Value
Cash and Foreign Currency Purchased:(1)
U.S. Dollar	36,251,096	$36,251,096	3.18%
Total Cash and Foreign Currency Purchased		36,251,096	3.18%

Cash and Foreign Currency Sold:(1)
Euro	34,850,004	$40,462,567	3.56%
Total Cash and Foreign Currency Sold		40,462,567	3.56%
Other Cash and Foreign Currency		1,335,599	0.12%
Total Cash and Foreign Currency		78,049,262	6.86%
Total Underlying Positions		$1,138,086,537	100.00%

^
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1) Represents the 50 largest components of the basket.

ICE - Intercontinental Exchange
NYMEX - New York Mercantile Exchange

LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 21.11%
American Express Credit Account Master Trust, 2017-8 A (1 Month LIBOR USD + 0.120%) (c)	05/16/2022	2.28%	$4,350,000	$4,351,713
BA Credit Card Trust, 2017-A1 A1	08/15/2022	1.95%	2,000,000	1,972,322
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	4,000,000	3,930,418
Barclays Dryrock Issuance Trust
Series 2016-1 A	05/16/2022	1.52%	2,950,000	2,921,109
Series 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.46%	4,000,000	4,004,987
Cabela's Credit Card Master Note Trust
Series 2016-1 A1	06/15/2022	1.78%	5,240,000	5,200,800
Series 2014-2 A (1 Month LIBOR USD + 0.450%) (c)	07/15/2022	2.61%	1,650,000	1,653,451
Series 2015-II	07/17/2023	2.25%	2,500,000	2,461,120
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	2,400,000	2,396,405
Capital One Multi-Asset Execution Trust, 2016-A1 A1 (1 Month LIBOR USD + 0.450%) (c)	02/15/2022	2.61%	2,850,000	2,856,329
CarMax Auto Owner Trust, 2015-3 A3	05/15/2020	1.63%	1,302,536	1,299,996
CenterPoint Energy Residential Bond, A-3	08/15/2023	–%	2,044,451	2,089,981
Chase Issuance Trust, 2018-A1 A1 (1 Month LIBOR USD + 0.200%) (c)	04/17/2023	2.36%	3,050,000	3,054,279
Citibank Credit Card Issuance Trust
Series 2017-A9 A9	09/20/2021	1.80%	3,830,000	3,792,404
Series 2017-A4 A4 (1 Month LIBOR USD + 0.220%) (c)	04/07/2022	2.34%	4,650,000	4,659,413
Series 2018-A1 A1	01/20/2023	2.49%	3,000,000	2,958,533
Discover Card Execution Note Trust
Series 2016-A1	07/15/2021	1.64%	1,750,000	1,745,665
Series 2012-A6	01/18/2022	1.67%	4,700,000	4,660,615
Drive Auto Receivables Trust, 2018-2 A2	09/15/2020	2.64%	2,227,166	2,227,449
Entergy Arkansas Restoration Funding LLC, 2010-A A1	08/01/2021	2.30%	3,211,644	3,193,134
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.51%	1,650,000	1,652,950
Ford Credit Auto Owner Trust
Series 2016-B A3	10/15/2020	1.33%	874,255	869,886
Series 2017-C A3	03/15/2022	2.01%	2,725,000	2,686,642
Series 2018-A A3	11/15/2022	3.03%	3,000,000	2,997,567
GM Financial Automobile Leasing Trust, 2018-1 A2A	04/20/2020	2.39%	2,630,337	2,624,059
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A A2A (a)	03/16/2020	1.51%	915,407	914,100
Series 2018-1 A3	07/18/2022	2.32%	2,380,000	2,346,578
Hyundai Auto Receivables Trust, 2016-B A3	04/15/2021	1.29%	3,838,361	3,802,354
Mercedes-Benz Auto Lease Trust, 2018-A A2	04/15/2020	2.20%	3,616,951	3,609,737
Mercedes-Benz Auto Receivables Trust, 2018-1 A3	01/17/2023	3.03%	2,625,000	2,621,845
Santander Drive Auto Receivables Trust, 2018-4 A2	04/15/2021	2.73%	2,000,000	1,999,354
Santander Retail Auto Lease Trust
Series 2017-A A2A (a)	03/20/2020	2.02%	1,151,221	1,147,071
Series 2018-A A2A (a)	10/20/2020	2.71%	3,162,464	3,158,350
SCF Equipment Leasing LLC, 2018-1A A1 (a)	04/20/2021	2.81%	1,599,145	1,599,025
Synchrony Credit Card Master Note Trust, 2016-1 A	03/15/2022	2.04%	5,200,000	5,186,860
TCF Auto Receivables Owner Trust
Series 2016-1A A3 (a)	04/15/2021	1.71%	3,862,669	3,846,307
Series 2016-PT1 A (a)	06/15/2022	1.93%	1,979,887	1,959,891
Tesla Auto Lease Trust, 2018-A A (a)	12/20/2019	2.32%	2,713,349	2,705,979
Toyota Auto Receivables Owner Trust, 2017-A A3	02/16/2021	1.73%	2,250,000	2,234,075
Verizon Owner Trust
Series 2017-2A A (a)	12/20/2021	1.92%	3,145,000	3,104,030
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.43%	3,750,000	3,752,065
Volkswagen Auto Loan Enhanced Trust, 2018-1 A2A	07/20/2021	2.81%	2,125,000	2,123,172
World Omni Auto Trust, 2018-B	07/17/2023	–%	2,000,000	1,989,569
TOTAL ASSET BACKED SECURITIES (Cost $120,707,483)				120,361,589

MORTGAGE BACKED SECURITIES: 6.72%
Fannie Mae-Aces
Series 2009-M2 A3	01/25/2019	4.00%	617,212	617,482
Series 2014-M10 ASQ2 (d)	09/25/2019	2.17%	4,321,543	4,292,239
Series 2010-M1 A2	09/25/2019	4.45%	2,124,902	2,143,114
Series 2010-M3 A3 (d)	03/25/2020	4.33%	1,959,497	1,983,012
Series 2010-M7 A2	11/25/2020	3.66%	530,301	533,841
Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	3.00%	2,291,813	2,313,035
FHLMC Multifamily Structured Pass Through Certificates
Series K-708 A2	01/25/2019	2.13%	1,132,941	1,130,120
Series K-006 A1	07/25/2019	3.40%	650,052	651,392
Series K-P04 AG2 (1 Month LIBOR USD + 0.200%) (c)	10/25/2019	2.31%	3,215,000	3,215,344
Series K-P04 AG1 (1 Month LIBOR USD + 0.220%) (c)	07/25/2020	2.33%	3,450,000	3,451,825
Series K102 A (1 Month LIBOR USD + 0.200%) (c)	02/25/2021	2.31%	2,487,471	2,487,470
Series KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	2.41%	2,119,445	2,121,367
Series KS05 A (1 Month LIBOR USD + 0.500%) (c)	01/25/2023	2.61%	2,962,735	2,967,256
FREMF Multifamily Aggregation Risk Transfer Trust, 2017-KT01 A (1 Month LIBOR USD + 0.320%) (c)	02/25/2020	2.53%	5,890,000	5,898,247
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.53%	4,483,666	4,497,525
TOTAL MORTGAGE BACKED SECURITIES (Cost $38,308,927)				38,303,269

MUNICIPAL BOND: 0.19%
Tennessee Valley Authority	03/15/2020	2.25%	1,110,000	1,101,801
TOTAL MUNICIPAL BOND (Cost $1,107,602)				1,101,801

U.S. GOVERNMENT AGENCY ISSUES: 40.01%
Federal Farm Credit Banks	09/27/2019	1.55%	13,000,000	12,861,264
Federal Farm Credit Banks	10/21/2019	1.44%	13,200,000	13,036,280
Federal Farm Credit Banks	05/08/2020	1.55%	14,295,000	14,015,819
Federal Farm Credit Banks	10/13/2020	1.68%	8,000,000	7,816,872
Federal Farm Credit Banks	10/26/2020	1.75%	19,095,000	18,675,693
Federal Farm Credit Banks	11/27/2020	1.90%	3,000,000	2,940,267
Federal Farm Credit Banks	04/05/2021	2.54%	16,255,000	16,110,753
Federal Home Loan Banks	02/11/2020	2.13%	16,030,000	15,895,941
Federal Home Loan Banks	06/12/2020	1.75%	18,150,000	17,822,229
Federal Home Loan Banks	06/12/2020	3.38%	13,830,000	13,955,079
Federal Home Loan Banks	09/28/2020	1.38%	10,565,000	10,267,542
Federal Home Loan Banks	06/11/2021	3.63%	24,895,000	25,366,860
Federal Home Loan Banks	06/10/2022	2.75%	5,000,000	4,962,545
Federal Home Loan Mortgage Corp.	01/17/2020	1.50%	10,865,000	10,695,495
Federal Home Loan Mortgage Corp.	09/29/2020	1.63%	9,140,000	8,928,775
Federal Home Loan Mortgage Corp.	11/17/2020	1.88%	3,715,000	3,640,782
Federal Home Loan Mortgage Corp.	02/16/2021	2.38%	10,000,000	9,884,950
Federal National Mortgage Association	02/28/2020	1.50%	11,560,000	11,362,301
Federal National Mortgage Association	04/13/2021	2.50%	10,000,000	9,898,300
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $231,165,559)				228,137,747

U.S. GOVERNMENT NOTES: 8.41%
United States Treasury Note	03/31/2020	1.13%	3,850,000	3,757,810
United States Treasury Note	06/30/2020	1.88%	17,800,000	17,519,094
United States Treasury Note	09/30/2020	2.00%	6,405,000	6,302,170
United States Treasury Note	02/15/2021	2.25%	9,100,000	8,973,098
United States Treasury Note	04/15/2021	2.38%	11,575,000	11,435,738
TOTAL U.S. GOVERNMENT NOTES (Cost $48,272,953)				47,987,910

SHORT TERM INVESTMENT: 7.63%
MONEY MARKET FUND: 7.63%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.97% (e)(f)			43,515,051	43,515,051
TOTAL MONEY MARKET FUND (Cost $43,515,051)				43,515,051
TOTAL SHORT TERM INVESTMENT (Cost $43,515,051)				43,515,051

TOTAL INVESTMENTS (Cost $483,077,575): 84.07%				479,407,367
Other Assets in Excess of Liabilities: 15.93% (g)				90,845,728
TOTAL NET ASSETS: 100.00%				$570,253,095

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities total $27,770,186 which represents 4.87% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(f)	All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
September 30, 2018 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	September 30, 2018	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$8,338,903	12/21/2018	AUD	$8,374,112	USD	$8,338,903	$35,209	$–
5,392,675	12/21/2018	CAD	5,431,284	USD	5,392,675	38,609	–
3,821,596	12/21/2018	CHF	3,754,836	USD	3,821,596	–	(66,760)
17,244,109	12/21/2018	EUR	17,158,617	USD	17,244,109	–	(85,492)
30,915,843	12/21/2018	GBP	30,739,548	USD	30,915,843	–	(176,295)
11,590,507	12/21/2018	JPY	11,422,621	USD	11,590,507	–	(167,886)
37,703,824	12/21/2018	MXN	38,871,066	USD	37,703,824	1,167,242	–
2,360,001	12/21/2018	NZD	2,368,224	USD	2,360,001	8,223	–
Total Purchase Contracts			118,120,308		117,367,458	1,249,283	(496,433)

Sale Contracts:
$123,942,673	12/21/2018	USD	$126,240,258	AUD	$123,942,673	$–	$(2,297,585)
134,602,742	12/21/2018	USD	136,910,700	CAD	134,602,742	–	(2,307,958)
95,254,569	12/21/2018	USD	94,578,918	CHF	95,254,569	675,651	–
175,547,358	12/21/2018	USD	175,815,590	EUR	175,547,358	–	(268,232)
170,248,781	12/21/2018	USD	170,710,253	GBP	170,248,781	–	(461,472)
207,558,862	12/21/2018	USD	203,872,215	JPY	207,558,862	3,686,647	–
1,528,495	12/21/2018	USD	1,542,193	MXN	1,528,495	–	(13,698)
48,102,836	12/21/2018	USD	49,025,089	NZD	48,102,836	–	(922,253)
Total Sale Contracts			958,695,216		956,786,316	4,362,298	(6,271,198)
Net Forward Currency Contracts			$(840,574,908)		$(839,418,858)	$5,611,581	$(6,767,631)
Net Unrealized Depreciation							$(1,156,050)

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2018.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2018 (Unaudited)
	Number of
	Contracts		Current		Value
	Purchased	Settlement	Notional	Value at	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Trade Date	Appreciation	(Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	1,122	Dec-19	$325,934,819	$325,958,645	$-	$(23,826)
10 Yr Mini JGB	13	Dec-18	1,717,162	1,718,798	-	(1,636)
Aluminum (a)(b)	232	Dec-18	12,037,900	12,298,293	-	(260,393)
Australian 10 Yr Bond	935	Dec-18	87,087,412	87,737,518	-	(650,106)
Brent Crude (a)	499	Dec-18	41,282,270	39,424,824	1,857,446	-
CAC 40 10 Euro Index	442	Oct-18	28,171,221	27,746,277	424,944	-
Copper (a)(b)	61	Dec-18	9,550,313	9,361,590	188,723	-
Cotton No.2 (a)	57	Dec-18	2,176,545	2,415,611	-	(239,066)
Dollar	261	Dec-18	24,726,360	24,778,343	-	(51,983)
Dow Jones Industrial Average Mini E-Cbot Index	283	Dec-18	37,463,540	37,063,405	400,135	-
Euro-Bobl	1,456	Dec-18	220,946,719	222,419,436	-	(1,472,717)
Euro-Bund	487	Dec-18	89,784,776	90,699,953	-	(915,177)
Euro-Schatz	1,207	Dec-18	156,639,953	156,875,299	-	(235,346)
FTSE 100 Index	731	Dec-18	71,330,668	69,374,996	1,955,672	-
Gasoline RBOB (a)	387	Nov-18	33,900,968	31,833,587	2,067,381	-
Gasoline RBOB (a)	27	Dec-18	2,353,844	2,358,448	-	(4,604)
Heating Oil (a)	454	Nov-18	44,781,198	42,404,694	2,376,504	-
Heating Oil (a)	16	Dec-18	1,580,947	1,579,881	1,066	-
Japanese 10 Yr Bond	1	Dec-18	1,320,982	1,323,008	-	(2,026)
Long Gilt	442	Dec-18	69,674,253	70,477,825	-	(803,572)
Low Sulphur Gasoil (a)	587	Nov-18	42,513,475	39,976,887	2,536,588	-
Low Sulphur Gasoil (a)	19	Dec-18	1,370,375	1,359,347	11,028	-
Nasdaq 100 E-Mini Index	329	Dec-18	50,371,545	49,915,713	455,832	-
Natural Gas (a)	249	Nov-18	7,489,920	7,590,056	-	(100,136)
Natural Gas (a)	12	Dec-18	370,920	369,862	1,058	-
Nikkei 225 Index (OSE)	312	Dec-18	66,233,410	61,766,649	4,466,761	-
Russell 2000 Mini Index	1,201	Dec-18	102,133,040	103,258,263	-	(1,125,223)
S&P 500 E-Mini Index	323	Dec-18	47,141,850	46,743,703	398,147	-
Tokyo Price Index	255	Dec-18	40,790,574	39,440,946	1,349,628	-
WTI Crude (a)	515	Nov-18	37,723,750	34,993,428	2,730,322	-
WTI Crude (a)	18	Dec-18	1,315,080	1,312,785	2,295	-
Zinc (a)(b)	38	Dec-18	2,490,900	2,320,408	170,492	-
Total Purchase Contracts					21,394,022	(5,885,811)

Sales Contracts:
90 Day Euro	(3,961)	Dec-19	$959,156,150	$960,739,861	$1,583,711	$-
90 Day Sterling	(2,703)	Dec-19	435,015,978	435,134,537	118,559	-
Aluminum (a)(b)	(793)	Dec-18	41,146,788	41,008,474	-	(138,314)
Canadian 10 Yr Bond	(1,400)	Dec-18	143,744,822	145,434,429	1,689,607	-
Cocoa (ICE) (a)	(329)	Dec-18	6,415,161	6,879,027	463,866	-
Coffee (a)	(198)	Dec-18	7,606,911	8,315,322	708,411	-
Copper (a)(b)	(282)	Dec-18	44,150,625	43,257,995	-	(892,630)
Corn (a)	(912)	Dec-18	16,245,000	16,829,242	584,242	-
DAX Index	(91)	Dec-18	32,334,536	32,035,987	-	(298,549)
Euro-Stoxx 50 Index	(244)	Dec-18	9,595,235	9,495,671	-	(99,564)
Gold (a)	(742)	Dec-18	88,758,040	91,727,502	2,969,462	-
Hang Seng Index	(244)	Oct-18	43,444,583	42,958,990	-	(485,593)
Hard Red Wheat (a)	(147)	Dec-18	3,757,688	3,818,038	60,350	-
Silver (a)	(374)	Dec-18	27,511,440	27,613,838	102,398	-
Soybean (a)	(465)	Nov-18	19,657,875	20,746,031	1,088,156	-
Soybean (a)	(11)	Mar-19	480,013	483,249	3,236	-
Soybean Meal (a)	(221)	Dec-18	6,828,900	7,219,134	390,234	-
Soybean Oil (a)	(181)	Dec-18	3,148,314	3,404,311	255,997	-
Sugar (a)	(470)	Mar-19	5,895,680	5,902,435	6,755	-
U.S. 2 Yr Note	(2,148)	Dec-18	452,657,440	453,838,560	1,181,120	-
U.S. 5 Yr Note	(3,825)	Dec-18	430,222,854	433,509,115	3,286,261	-
U.S. 10 Yr Note	(2,782)	Dec-18	330,449,438	333,424,630	2,975,192	-
U.S. Long Bond	(635)	Dec-18	89,217,499	89,652,719	435,220	-
Wheat (a)	(136)	Dec-18	3,461,200	3,506,422	45,222	-
Zinc (a)(b)	(418)	Dec-18	27,399,899	27,119,990	-	(279,909)
Total Sale Contracts					17,947,999	(2,194,559)
Total Futures Contracts					$39,342,021	$(8,080,370)
Net Unrealized Appreciation					$31,261,651

(a) Contract held by LCMT Fund Limited.
(b)
London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

LoCorr Dynamic Equity Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS: 73.54%
Accommodation and Food Services: 4.12%
Del Frisco's Restaurant Group, Inc. (a)	34,975	$290,293
Extended Stay America, Inc.	13,849	280,165
Papa John's International, Inc.	22,053	1,130,878
Wyndham Hotels & Resorts, Inc.	4,850	269,515
		1,970,851
Construction: 4.09%
MasTec, Inc. (a)	43,885	1,959,465

Finance and Insurance: 14.17%
Credit Acceptance Corp. (a)	10,560	4,626,019
Herc Holdings, Inc. (a)	5,199	266,189
Syneos Health, Inc. (a)	27,168	1,400,510
Webster Financial Corp.	317	18,690
Zions Bancorporation	9,397	471,260
		6,782,668
Information: 14.70%
DISH Network Corp. (a)	23,234	830,848
Entercom Communications Corp.	17,722	140,004
Intelsat SA (a)(b)	46,127	1,383,810
Madison Square Garden Co./The (a)	2,459	775,372
Nexstar Broadcasting Group, Inc.	19,333	1,573,706
Scholastic Corp.	2,100	98,049
Stars Group, Inc. (a)(b)	27,396	682,160
World Wrestling Entertainment, Inc.	4,395	425,128
Zayo Group Holdings, Inc. (a)	32,581	1,131,212
		7,040,289
Manufacturing: 15.16%
Ambarella, Inc. (a)(b)	5,695	220,283
BorgWarner Inc	11,162	477,510
Commercial Metals Co.	20,384	418,280
Cott Corp. (b)	18,045	291,427
Lear Corp.	18,265	2,648,425
REV Group, Inc.	133,958	2,103,141
Ultra Clean Holdings, Inc. (a)	45,119	566,243
US Concrete, Inc. (a)	1,314	60,247
ViaSat, Inc. (a)	7,367	471,120
		7,256,676
Professional, Scientific, and Technical Services: 1.56%
Liberty Media Corp. - Liberty Formula One (a)	20,114	748,040

Real Estate and Rental and Leasing: 9.22%
AerCap Holdings NV (a)(b)	30,768	1,769,775
Avis Budget Group, Inc. (a)	9,349	300,477
Synchrony Financial	75,466	2,345,483
		4,415,735
Retail Trade: 5.23%
Advance Auto Parts, Inc.	14,872	2,503,404

Transportation and Warehousing: 4.72%
Air Canada - ADR (a)(b)	106,418	2,260,999

Wholesale Trade: 0.57%
Anixter International, Inc. (a)	2,110	148,333
Builders FirstSource, Inc. (a)	8,600	126,248
		274,581
TOTAL COMMON STOCKS (Cost $31,330,613)		35,212,708

REAL ESTATE INVESTMENT TRUSTS: 3.52%
Gaming and Leisure Properties, Inc.	27,894	983,264
Kimco Realty Corp.	42,057	704,034
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,692,749)		1,687,298

SHORT TERM INVESTMENT: 11.58%
MONEY MARKET FUND: 11.58%
STIT-Government & Agency Portfolio, Institutional Class, 1.97% (c)	5,542,626	5,542,626
TOTAL MONEY MARKET FUND (Cost $5,542,626)		5,542,626
TOTAL SHORT TERM INVESTMENT (Cost $5,542,626)		5,542,626

TOTAL INVESTMENTS (Cost $38,565,988): 88.64%		42,442,632
Other Assets in Excess of Liabilities: 11.36% (d)		5,441,541
TOTAL NET ASSETS: 100.00%		$47,884,173

(a)	Non-dividend income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.
(d)	Includes assets pledged as collateral for securities sold short.

ADR	American Depository Receipt

LoCorr Dynamic Equity Fund
Schedule of Securities Sold Short
September 30, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS: (11.94)%
Accommodation and Food Services: (0.44)%
Choice Hotels International, Inc.	(2,506)	$(208,750)

Administrative and Support and Waste Management and Remediation Services: (0.31)%
PRA Group, Inc. (a)	(283)	(10,188)
Robert Half International, Inc.	(1,935)	(136,185)
		(146,373)
Arts, Entertainment, and Recreation: (0.65)%
Live Nation Entertainment, Inc. (a)	(5,680)	(309,390)

Finance and Insurance: (1.28)%
Evercore Partners, Inc.	(4,044)	(406,624)
Western Union Co.	(10,905)	(207,849)
		(614,473)
Information: (1.65)%
Acxiom Holdings, Inc. (a)	(2,721)	(134,445)
Altice USA, Inc.	(7,554)	(137,030)
MSG Networks, Inc. (a)	(6,175)	(159,315)
Netflix, Inc. (a)	(729)	(272,741)
United States Cellular Corporation (a)	(1,954)	(87,500)
		(791,031)
Manufacturing: (4.19)%
AO Smith Corp.	(5,155)	(275,122)
Callaway Golf Co.	(4,297)	(104,374)
Fossil Group, Inc. (a)	(5,803)	(135,094)
General Mills, Inc.	(6,283)	(269,666)
iRhythm Technologies, Inc. (a)	(1,457)	(137,920)
Lam Research Corp	(930)	(141,081)
Mellanox Technologies Ltd. (a)(b)	(857)	(62,947)
Navistar International Corp. (a)	(3,097)	(119,234)
Nucor Corp.	(5,410)	(343,265)
PDF Solutions, Inc. (a)	(375)	(3,386)
PPG Industries, Inc.	(2,558)	(279,155)
Teradyne, Inc.	(3,639)	(134,570)
		(2,005,814)
Other Services (except Public Administration): (0.85)%
Regis Corp. (a)	(20,022)	(409,049)

Professional, Scientific, and Technical Services: (0.89)%
The Meet Group Inc. (a)	(6,091)	(30,150)
Quotient Technology, Inc. (a)	(7,830)	(121,365)
Ritchie Bros Auctioneers, Inc. (b)	(3,549)	(128,225)
Yext, Inc. (a)	(6,242)	(147,935)
		(427,675)
Real Estate and Rental and Leasing: (0.27)%
AMERCO	(362)	(129,107)

Retail Trade: (0.27)%
PetMed Express, Inc.	(3,974)	(131,182)

Transportation and Warehousing: (0.30)%
Hawaiian Holdings, Inc.	(3,568)	(143,077)

Wholesale Trade: (0.84)%
Avnet, Inc.	(5,976)	(267,546)
Performance Food Group Co. (a)	(4,042)	(134,599)
		(402,145)
TOTAL COMMON STOCKS (Proceeds $5,566,047)		(5,718,066)

EXCHANGE TRADED FUNDS: (1.10)%
iShares Russell 2000	(1,536)	(258,893)
SPDR S&P500 Trust	(919)	(267,172)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $527,475)		(526,065)

REAL ESTATE INVESTMENT TRUSTS: (0.59)%
Equity Residential	(2,140)	(141,796)
Public Storage	(696)	(140,334)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $286,493)		(282,130)
TOTAL SECURITIES SOLD SHORT (Proceeds $6,380,015): (13.63)%		$(6,526,261)

(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

LoCorr Spectrum Income Fund
Schedule of Investments
September 30, 2018 (Unaudited)
	Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 12.31%
Administrative and Support and Waste Management and Remediation Services: 0.93%
Oxford Square Capital Corp.	110,549	$787,109

Finance and Insurance: 10.33%
Apollo Investment Corp.	297,116	1,616,311
Ares Capital Corp.	116,117	1,996,051
BlackRock TCP Capital Corp.	103,563	1,473,701
Capitala Finance Corp.	53,357	464,739
Hercules Capital, Inc.	126,820	1,668,952
New Mountain Finance Corp.	58,732	792,882
PennantPark Investment Corp.	103,445	771,700
		8,784,336
Management of Companies and Enterprises: 1.05%
Newtek Business Services Corp.	42,861	897,509
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $10,474,275)		10,468,954

CLOSED-END INVESTMENT COMPANIES: 3.77%
GAMCO Global Gold Natural Resources & Income Trust	346,636	1,627,456
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	114,714	773,172
PIMCO Dynamic Credit and Mortgage Income Fund	33,217	801,194
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $3,235,227)		3,201,822

COMMON STOCKS: 19.44%
Information: 3.97%
CenturyLink, Inc.	82,132	1,741,198
Consolidated Communications Holdings, Inc.	125,438	1,635,712
		3,376,910
Manufacturing: 2.89%
CVR Energy, Inc.	22,971	923,887
Seagate Technology PLC (b)	16,798	795,385
Ship Finance International Ltd. (b)	52,992	736,589
		2,455,861
Mining, Quarrying, and Oil and Gas Extraction: 3.00%
Helmerich & Payne, Inc.	12,408	853,298
Pattern Energy Group, Inc.	85,316	1,695,229
		2,548,527
Professional, Scientific, and Technical Services: 2.30%
Macquarie Infrastructure Corp.	20,271	935,101
National CineMedia, Inc.	96,237	1,019,150
		1,954,251
Real Estate and Rental and Leasing: 0.96%
Fortress Transportation & Infrastructure Investors LLC	45,029	818,627

Transportation and Warehousing: 6.32%
GasLog Partners LP (b)	54,231	1,355,775
Golar LNG Partners LP (b)	62,518	895,883
Hoegh LNG Partners LP (b)	62,087	1,139,296
Targa Resources Corp.	35,276	1,986,392
		5,377,346
TOTAL COMMON STOCKS (Cost $16,229,336)		16,531,522

CONVERTIBLE PREFERRED STOCK: 2.71%
Utilities: 2.71%
Kinder Morgan, Inc., Series A, 9.750%, Convertible on 10/26/18	69,336	2,305,422
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $3,059,477)		2,305,422

MASTER LIMITED PARTNERSHIPS: 23.42%	Units
Mining, Quarrying, and Oil and Gas Extraction: 5.25%
Alliance Resource Partners LP	45,023	918,469
EnLink Midstream Partners LP	44,485	829,200
Hi-Crush Partners LP	66,853	722,012
SunCoke Energy Partners LP	79,211	1,207,969
USA Compression Partners LP	47,892	790,697
		4,468,347
Real Estate and Rental and Leasing: 3.09%
Icahn Enterprises LP	37,117	2,624,914

Retail Trade: 5.96%
Crestwood Equity Partners LP	69,255	2,545,121
Global Partners LP	90,965	1,655,563
Sunoco LP	29,397	868,681
		5,069,365
Transportation and Warehousing: 7.38%
Delek Logistics Partners LP	28,006	952,204
Dominion Energy Midstream Partners LP	53,269	953,515
Energy Transfer Partners LP	65,391	1,455,604
MPLX LP	45,370	1,573,432
Summit Midstream Partners LP	93,499	1,337,036
		6,271,791
Wholesale Trade: 1.74%
Martin Midstream Partners LP	46,646	541,094
NGL Energy Partners LP	81,079	940,516
		1,481,610
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $16,273,397)		19,916,027

PREFERRED STOCKS: 1.75%	Shares
Finance and Insurance: 0.73%
Oaktree Capital Group LLC, Series B, 6.550% (a)	25,000	621,750

Transportation and Warehousing: 1.02%
Hoegh LNG Partners LP, Series A, 8.750% (b)	33,770	867,889
TOTAL PREFERRED STOCKS (Cost $1,456,246)		1,489,639

PUBLICLY TRADED PARTNERSHIPS: 8.63%	Units
Apollo Global Management LLC	42,690	1,474,940
Ares Management LP	37,311	865,615
Blackstone Group LP	25,721	979,456
Carlyle Group LP	107,022	2,413,346
Oaktree Capital Group LLC	38,802	1,606,403
TOTAL PUBLICLY TRADED PARTNERSHIPS (Cost $5,986,704)		7,339,760
	Shares
REAL ESTATE INVESTMENT TRUSTS: 20.71%
Finance and Insurance: 6.71%
AGNC Investment Corp.	83,507	1,555,735
Apollo Commercial Real Estate Finance, Inc.	88,469	1,669,410
Chimera Investment Corp.	48,552	880,248
Invesco Mortgage Capital, Inc.	50,862	804,637
New York Mortgage Trust, Inc.	130,974	796,322
		5,706,352
Information: 0.97%
CyrusOne, Inc.	12,944	820,650

Real Estate and Rental and Leasing: 12.08%
Annaly Capital Management, Inc.	222,483	2,276,001
CoreSite Realty Corp.	7,134	792,873
Digital Realty Trust, Inc.	6,923	778,699
Gaming and Leisure Properties, Inc.	22,632	797,778
New Residential Investment Corp.	51,233	912,972
Sabra Health Care REIT, Inc.	40,070	926,418
Two Harbors Investment Corp.	51,197	764,371
Uniti Group, Inc.	35,873	722,841
Washington Prime Group, Inc.	315,612	2,303,968
		10,275,921
Transportation and Warehousing: 0.95%
Iron Mountain, Inc.	23,525	812,083
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,762,886)		17,615,006

SHORT TERM INVESTMENT: 6.58%
MONEY MARKET FUND: 6.58%
STIT-Government & Agency Portfolio, Institutional Class, 1.97% (c)	5,592,081	5,592,081
TOTAL MONEY MARKET FUND (Cost $5,592,081)		5,592,081
TOTAL SHORT TERM INVESTMENT (Cost $5,592,081)		5,592,081

TOTAL INVESTMENTS (Cost $80,069,629): 99.32%		84,460,233
Other Assets in Excess of Liabilities: 0.68%		580,506
TOTAL NET ASSETS: 100.00%		$85,040,739

(a)	Non-dividend income producing security
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2018.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2018 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of September 30, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$115,723,865	$-	$115,723,865
Corporate Bonds	-	189,664,721	-	189,664,721
Mortgage Backed Securities	-	88,209,220	-	88,209,220
Municipal Bond	-	55,604	-	55,604
U.S. Government Agency Issues	-	97,514,014	-	97,514,014
U.S. Government Notes	-	42,580,218	-	42,580,218
Short Term Investment	31,062,809	-	-	31,062,809
Total Investments	$31,062,809	$533,747,642	$-	$564,810,451

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$2,874,675	$-	$2,874,675
Short	-	(4,435,024)	-	(4,435,024)
Total Forward Currency Contracts	-	(1,560,349)	-	(1,560,349)
Futures Contracts
Long	11,215,648	-	-	11,215,648
Short	7,123,901	-	-	7,123,901
Total Futures Contracts	18,339,549	-	-	18,339,549
Total Other Financial Instruments	$18,339,549	$(1,560,349)	$-	$16,779,200

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2018.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$28,785,091	$-	$28,785,091
Corporate Bonds	-	44,712,826	-	44,712,826
Foreign Government Bond	-	10,979	-	10,979
Mortgage Backed Securities	-	16,304,726	-	16,304,726
Municipal Bonds	-	103,402	-	103,402
U.S. Government Agency Issues	-	16,094,053	-	16,094,053
U.S. Government Notes	-	17,012,267	-	17,012,267
Short Term Investments	6,369,917	1,853,316	-	8,223,233
Total Investments	$6,369,917	$124,876,660	$-	$131,246,577

Swap Contracts*
Total Return Swap Contracts	$-	$(3,240,195)	$-	$(3,240,195)
Total Swap Contracts	$-	$(3,240,195)	$-	$(3,240,195)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at September 30, 2018.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$120,361,589	$-	$120,361,589
Mortgage Backed Securities	-	38,303,269	-	38,303,269
Municipal Bond	-	1,101,801	-	1,101,801
U.S. Government Agency Issues	-	228,137,747	-	228,137,747
U.S. Government Notes	-	47,987,910	-	47,987,910
Short Term Investment	43,515,051	-	-	43,515,051
Total Investments	$43,515,051	$435,892,316	$-	$479,407,367

Other Financial Instruments*
Forward Currency Contracts
Long	$-	$752,850	$-	$752,850
Short	-	(1,908,900)	-	(1,908,900)
Total Forward Currency Contracts	-	(1,156,050)	-	(1,156,050)
Futures Contracts
Long	15,508,211	-	-	15,508,211
Short	15,753,440	-	-	15,753,440
Total Futures Contracts	31,261,651	-	-	31,261,651
Total Other Financial Instruments	$31,261,651	$(1,156,050)	$-	$30,105,601

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2018.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Dynamic Equity Fund’s investments and securities sold short as of September 30, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$35,212,708	$-	$-	$35,212,708
Real Estate Investment Trusts	1,687,298	-	-	1,687,298
Short Term Investment	5,542,626	-	-	5,542,626
Total Investments	$42,442,632	$-	$-	$42,442,632

Securities Sold Short
Common Stocks	$(5,718,066)	$-	$-	$(5,718,066)
Exchange Traded Funds	(526,065)	-	-	(526,065)
Real Estate Investment Trusts	(282,130)	-	-	(282,130)
Total Securities Sold Short	$(6,526,261)	$-	$-	$(6,526,261)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.

The LoCorr Dynamic Equity Fund did not hold any Level 3 assets during the period.

The following table summarizes LoCorr Spectrum Income Fund’s investments as of September 30, 2018:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$10,468,954	$-	$-	$10,468,954
Closed-End Investment Companies	3,201,822	-	-	3,201,822
Common Stocks	16,531,522	-	-	16,531,522
Convertible Preferred Stock	2,305,422	-	-	2,305,422
Master Limited Partnerships	19,916,027	-	-	19,916,027
Preferred Stocks	1,489,639	-	-	1,489,639
Publicly Traded Partnerships	7,339,760	-	-	7,339,760
Real Estate Investment Trusts	17,615,006	-	-	17,615,006
Short Term Investment	5,592,081	-	-	5,592,081
Total Investments	$84,460,233	$-	$-	$84,460,233

See the Fund’s schedule of investments for detail by industry classification.

The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.

For each of the Funds, there were no transfers between levels during the period. Transfers between levels are recognized at the end of the reporting period.

Derivatives and Other Financial Instruments
September 30, 2018 (Unaudited)

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of asset and liabilities and statements of operations. Fair value of swap contracts are recorded in the consolidated statement of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized appreciation or depreciation on open contracts from the preceding period, are recognized as part of net realized gain (loss) and net unrealized appreciation (depreciation) in the consolidated statements of operations.

The following table presents the fair value of consolidated derivative instruments for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund at September 30, 2018, as presented on each Fund's consolidated statements of asset and liabilities:

			Net Unrealized
			Appreciation
	Fair Value		(Depreciation)
Derivatives not accounted for as hedging instruments	Assets	Liabilities	on Open Positions
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	$4,161,613	$1,286,938	$2,874,675
Short	4,142,703	8,577,727	(4,435,024)
Total Forward Currency Contracts	8,304,316	9,864,665	(1,560,349)

Futures Contracts(b)
Long Contracts
Commodity	7,307,739	411,673	6,896,066
Equity	6,974,608	539,808	6,434,800
Foreign exchange	2,324	30,789	(28,465)
Interest rate	1,828	2,088,581	(2,086,753)
Total Long Contracts	14,286,499	3,070,851	11,215,648

Short Contracts
Commodity	2,924,255	963,262	1,960,993
Equity	105,546	434,412	(328,866)
Foreign exchange	59,889	-	59,889
Interest rate	5,758,833	326,948	5,431,885
Total Short Contracts	8,848,523	1,724,622	7,123,901
Total Futures Contracts	23,135,022	4,795,473	18,339,549
Total Forward Currency Contracts and Futures Contracts	$31,439,338	$14,660,138	$16,779,200

LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$-	$3,240,195	$(3,240,195)

LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$1,249,283	$496,433	$752,850
Short	4,362,298	6,271,198	(1,908,900)
Total Forward Currency Contracts	5,611,581	6,767,631	(1,156,050)

Futures Contracts(b)
Long Contracts
Commodity	11,942,903	604,199	11,338,704
Equity	9,451,119	1,125,223	8,325,896
Foreign exchange	-	51,983	(51,983)
Interest rate	-	4,104,406	(4,104,406)
Total Long Contracts	21,394,022	5,885,811	15,508,211

Short Contracts
Commodity	6,678,329	1,310,853	5,367,476
Equity	-	883,706	(883,706)
Interest rate	11,269,670	-	11,269,670
Total Short Contracts	17,947,999	2,194,559	15,753,440
Total Futures Contracts	39,342,021	8,080,370	31,261,651
Total Forward Currency Contracts and Futures Contracts	$44,953,602	$14,848,001	$30,105,601

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the nine months ended September 30, 2018 for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
LoCorr Macro Strategies Fund
Forward Currency Contracts	$(12,409,745)	$3,177,181
Futures Contracts
Commodity	13,294,736	(3,461,759)
Equity	(20,926,464)	5,538,646
Foreign exchange	(1,874,369)	(108,177)
Interest rate	(6,026,106)	3,776,513
Total Futures Contracts	(15,532,203)	5,745,223
Total Forward Currency Contracts and Futures Contracts	$(27,941,948)	$8,922,404

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$5,095,408	$8,279,524

LoCorr Market Trend Fund
Forward Currency Contracts	$(24,623,295)	$(169,995)
Futures Contracts
Commodity	5,656,328	(7,802,081)
Equity	(779,663)	6,835,003
Foreign exchange	152,132	(408,352)
Interest rate	(4,601,927)	3,324,356
Total Futures Contracts	426,870	1,948,926
Total Forward Currency Contracts and Futures Contracts	$(24,196,425)	$1,778,931

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the nine months ended September 30, 2018:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Macro Strategies Fund
Forward Currency Contracts	$643,908,762	$818,503,994
Futures Contracts	1,824,695,715	1,616,581,479

LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$101,353,529	$-

LoCorr Market Trend Fund
Forward Currency Contracts	$825,747,308	$973,165,900
Futures Contracts	2,263,884,480	2,828,609,315

The swap contracts and the commodity-related futures contracts reported in the tables above represent balances and activity of each Fund's respective wholly-owned and controlled subsidiary.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    LoCorr Investment Trust

By (Signature and Title) /s/ Kevin Kinzie
Kevin Kinzie, President

Date         11/20/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kevin Kinzie
               Kevin Kinzie, President

Date        11/20/18

By (Signature and Title) /s/ Jon Essen
               Jon Essen, Treasurer

Date          11/20/18